As filed with the Securities and Exchange Commission on January 4, 2008


                                              Securities Act File No. 333-132380
                                       Investment Company Act File No. 811-21864
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    |X|
                        Pre-Effective Amendment No. _____                  |_|
                        Post-Effective Amendment No. 11                    |X|


                                     and/or


 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           |X|
                       Post-Effective Amendment No. 13                     |X|


                        (Check appropriate box or boxes.)
                            ------------------------

                                WISDOMTREE TRUST
               (Exact Name of Registrant as Specified in Charter)

                           48 Wall Street, 11th Floor
                               New York, NY 10005
               (Address of Principal Executive Offices) (Zip Code)
      (Registrant's Telephone Number, including Area Code): 1-866-909-9973

                               JONATHAN STEINBERG
                                WISDOMTREE TRUST
                           48 Wall Street, 11th Floor
                               New York, NY 10005
                     (Name and Address of Agent for Service)

Counsel for the Trust:                       Richard Morris, Esq.
Ropes & Gray LLP                             WisdomTree Asset Management, Inc.
1211 Avenue of the Americas                  48 Wall Street, 11th Floor
New York, New York  10036                    New York, New York  10005
Attention: Robert J. Borzone, Jr., Esq.

It is proposed that this filing will become effective (check appropriate box):

| | Immediately upon filing pursuant to paragraph (b)
|_| On (date) pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(1)
|_| On (date) pursuant to paragraph (a)(1)
|X| 75 days after filing pursuant to paragraph (a)(2)
|_| On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
DATED January 4, 2008


The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[WISDOMTREE(SM) LOGO]

PROSPECTUS


_______, 2008


WisdomTree(SM) Trust

WisdomTree U.S. Cash Funds

WisdomTree U.S. Cash Fund
WisdomTree U.S. Government Cash Fund

WisdomTree International Cash Funds

WisdomTree Australian Dollar Fund
WisdomTree Brazilian Real Fund
WisdomTree British Pound Sterling Fund
WisdomTree Canadian Dollar Fund
WisdomTree Chinese Yuan Fund
WisdomTree Euro Fund
WisdomTree Indian Rupee Fund
WisdomTree Japanese Yen Fund
WisdomTree New Zealand Dollar Fund
WisdomTree South African Rand Fund
WisdomTree South Korean Won Fund
WisdomTree Developing Markets Fund

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         WisdomTree Trust Prospectus  1

WisdomTree Trust (the "Trust") is a registered investment company that consists of separate investment portfolios called "Funds." This Prospectus describes fourteen Funds: two U.S. Cash Funds and twelve International Cash Funds. Each Fund is actively managed.

Each Fund is an "exchange traded fund." This means that shares of the Funds are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. The market price for a Fund's shares may be different from its net asset value per share ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund described in this Prospectus issues and redeems shares at NAV only in large blocks of shares, typically 50,000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities or a designated amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

--------------------------------------------------------------------------------

A NOTE TO RETAIL INVESTORS
Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from a Fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this Prospectus - such as information about purchasing and redeeming shares from a Fund and references to transaction fees imposed on purchases and redemptions - is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

--------------------------------------------------------------------------------

INVESTMENT PRODUCTS: o ARE NOT FDIC INSURED o MAY LOSE VALUE o ARE NOT BANK GUARANTEED

ALTHOUGH EACH FUND INVESTS IN VERY SHORT-TERM, INVESTMENT-GRADE INSTRUMENTS, THE FUNDS ARE NOT "MONEY MARKET FUNDS" AND IT IS NOT AN OBJECTIVE OF THE FUNDS TO MAINTAIN A CONSTANT SHARE PRICE AS WOULD BE THE CASE FOR A TYPICAL MONEY MARKET FUND.


                         WisdomTree Trust Prospectus  2

WISDOMTREE TRUST

Table of Contents
Overview
Investment Objective
Principal Investment Strategies
Principal Risk Factors Common to All Funds
Portfolio Holdings Information

WisdomTree U.S. Cash Funds
o    WisdomTree U.S. Cash Fund
o    WisdomTree U.S. Government Cash Fund

WisdomTree International Cash Funds
o    WisdomTree Australian Dollar Fund
o    WisdomTree Brazilian Real Fund
o    WisdomTree British Pound Sterling Fund
o    WisdomTree Canadian Dollar Fund
o    WisdomTree Chinese Yuan Fund
o    WisdomTree Euro Fund
o    WisdomTree Indian Rupee Fund
o    WisdomTree Japanese Yen Fund
o    WisdomTree New Zealand Dollar Fund
o    WisdomTree South African Rand Fund
o    WisdomTree South Korean Won Fund
o    WisdomTree Developing Markets Fund

Management
Investment Adviser
Sub-Adviser
Portfolio Managers
Administrator, Custodian and Transfer Agent
Shareholder Information
Buying and Selling Shares
Share Trading Prices
Determination of Net Asset Value
Dividends and Distributions
Book Entry
Delivery of Shareholder Documents - Householding
Frequent Purchases and Redemptions of Fund Shares
Investments by Registered Investment Companies
Taxes
Taxes on Distributions
Taxes When Fund Shares are Sold
Taxes on Creation and Redemption of Creation Units
Creation and Redemption
Authorized Participants and the Continuous Offering of Shares
Creation and Redemption Transaction Fees for Creation Units
Distribution
Additional Notices
Financial Highlights


                         WisdomTree Trust Prospectus  3

Overview

This Prospectus provides the information you need to make an informed decision about investing in the Funds.* It contains important facts about the Trust as a whole and each Fund in particular.

Each Fund is an exchange-traded fund ("ETF"). Like all ETFs, shares of each fund are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional fund investing.

WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. WisdomTree Investments, Inc. ("WisdomTree Investments") is the parent company of WisdomTree Asset Management.

Investment Objective and Strategies

This Prospectus describes fifteen Funds: two "U.S. Cash Funds" and twelve "International Cash Funds." Each Fund is an actively managed exchange traded fund.

The U.S. Cash Funds may be appropriate for investors seeking:
o    Exposure to U.S. money market instruments and money market yields
o The benefits of daily transparency and intra-day tradability provided by the ETF structure.

The International Cash Funds may be appropriate for investors seeking:
o    Exposure to non-U.S. currencies and money market yields
o The benefits of daily transparency and intra-day tradability provided by the ETF structure.


Each U.S. Cash Fund seeks to earn current income while preserving capital and maintaining liquidity by investing primarily in very short term, investment grade money market instruments denominated in U.S. dollars. The U.S. Cash Fund and the U.S. Government Cash Fund intend to invest in a combination of short-term securities issued by the U.S. government, its agencies or instrumentalities, bank debt obligations and term deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities, and repurchase agreements. In order to reduce interest rate risk, each International Cash Fund expects to maintain an average portfolio maturity of 90 days or less, though this may change from time to time. The "average portfolio maturity" of a Fund is the dollar-weighed average of all the current of the individual instruments in the Fund's portfolio. Average portfolio maturity is important to investors as an indication of the Fund's sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk. All money market securities acquired by the U.S. Cash Funds will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality.

Each International Cash Fund seeks to earn current income reflective of money market rates in one or more non-U.S. currencies. Each International Cash Fund seeks to maintain liquidity and, in some cases, preserve capital measured in its designated non-U.S. currency or currencies. Eligible investments include short-term securities issued by foreign governments, short-term securities issued by agencies or instrumentalities of foreign governments, bank debt obligations and term deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities, and repurchase agreements. In order to reduce interest rate risk, each International Cash Fund generally expects to maintain an average portfolio maturity of 60 days or less, though this may change from time to time. The "average portfolio maturity" of a Fund is the dollar-weighed average of all the current maturities of the individual instruments in the Fund's portfolio. Average portfolio maturity is important to investors as an indication of the Fund's sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk. In order to gain exposure to non-U.S. currencies in less efficient or restricted markets, the International Cash Funds may invest in a combination of forward currency contracts, currency swaps and high quality U.S. money market instruments in addition to, or as a substitute for, the money market securities described above. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.




----------
* "WisdomTree" is a service mark of WisdomTree Investments and has been licensed for use by the Trust.


                         WisdomTree Trust Prospectus  4

Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional risks applicable to the International Cash Funds are described in the following section. Specific additional risks associated with certain Funds are discussed in the section describing that Fund. Each of these risk factors may adversely affect a Fund's value, performance and trading price.

Interest Rate Risk


The value of money market securities, and the value of an investment in a Fund, may change in response to changes in interest rates. Generally, if U.S. interest rates rise, then the value of a U.S. money market security is expected to decrease. Similarly, if non-U.S, interest rates rise, the value of a money market security denominated in that non-U.S. currency would also be expected to decrease. In general, instruments with longer maturities are more vulnerable to interest rate changes. The "average portfolio maturity" of a Fund is the dollar-weighed average of all the current maturities of the individual instruments in the Fund's portfolio. Average portfolio maturity is important to investors as an indication of the Fund's sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk.


Market Risk

The price of money market securities and therefore the value of an investment in a Fund may fluctuate in response to a variety of general market factors. These factors include economic, market and political developments that affect specific market segments and the market as a whole. Each Fund's NAV and market price, like money market securities prices generally, may fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Credit Risk

The financial condition of an issuer of a money market security may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a money market security if the issuer defaults. The degree of risk for a particular money market security may be reflected in its credit rating. Generally, investment risk and price volatility increase as the credit rating of a money market security declines. Accordingly, the value of an investment in a Fund may change in response to issuer defaults and changes in the credit ratings of the Fund's portfolio securities.


Management Risk

Each Fund is actively managed using proprietary investment strategies, techniques and processes. There can be no guarantee that these strategies, techniques and processes will produce the desired results.


Derivative Investment Risk


Each Fund, and in particular, the International Cash Funds, may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate, such as forward currency contracts and swaps. Each International Cash Fund may invest in derivatives as a substitute for taking a position in the underlying asset, in an attempt to create a position economically similar to a direct investment, and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. The combination of U.S. dollar denominated instruments with forward currency contracts and swaps is designed to create a position economically equivalent to a money market instrument denominated in the specified non-U.S. currency. Derivatives are subject to a number of risks described elsewhere in this section, such as interest rate risk, market risk, credit risk and management risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivatives can be volatile and may less liquid than other securities. A small investment in a derivative could have a relatively large positive or negative impact on the performance of a Fund, potentially resulting in losses to Fund shareholders.



                         WisdomTree Trust Prospectus  5

Diversification Risk

Although each Fund intends to invest in a variety of securities and instruments, each International Cash Fund will be considered "non-diversified" as such term is defined by the 1940 Act. A "non-diversified" classification means that a Fund has greater latitude than a diversified fund to invest in a single issuer or a smaller number of issuers. Therefore, each International Cash Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely.


Market Trading Risk

Although Fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for Fund shares will develop or be maintained. If an active market is not maintained, Fund shares may trade at market prices that vary significantly from NAV and investors may find it difficult to buy or sell Fund shares.

Shares of the Funds May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of a Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market. The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a "bid/ask" spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. The bid/ask spread on ETF shares is likely to be larger on ETFs that are traded less frequently. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                         WisdomTree Trust Prospectus  6

Principal Risk Factors Common to the International Cash Funds

Currency Risk


Foreign Currency Risk. Each International Cash Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in instruments that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund's investment and the value of your Fund shares. Because each International Cash Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Trade deficits often cause inflation making a country's goods more expensive and less competitive, thereby reducing the demand for such country's currency. High interest rates tend to increase currency values in the short term by making such currencies more attractive to investors. However, since high-interest rates are often associated with high inflation this may have an opposite affect on long-term currency values. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country's currency. Government monetary polices and the buying or selling of currency by a country's government may also influence exchange rates.


Foreign Securities Risk


Each International Cash Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in instruments that provide exposure to such securities and instruments. Investments in such securities and instruments can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. In addition to fluctuations in foreign currency exchange rates, these risks include trading, settlement, custodial, and other operational risks, and, in some cases, less stringent investor protection and disclosure standards. Non-U.S. markets may also impose additional withholding and other taxes. Since non-U.S. markets may be open on days when U.S. markets are closed, the value of the securities in a Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. Each of these factors can increase the volatility of an investment in Fund shares and have a negative effect on the value of Fund shares.


Geographic Concentration Risk

Each International Cash Fund invests a significant portion of its assets in the securities of issuers organized in one or more non-U.S. jurisdictions, or in instruments that provide exposure to such issuers. As such, each International Cash Fund is likely to be impacted by economic conditions or events affecting the particular market or markets reflected by its name.

Portfolio Holdings Information

Information about each Fund's daily portfolio holdings is available at www.wisdomtree.com.
In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (___________) and its second fiscal quarter (__________) in its reports to shareholders.

Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (____________ and ________, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC's website, www.sec.gov.

A summarized description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Trust's Statement of Additional Information ("SAI").


                         WisdomTree Trust Prospectus  7

WisdomTree U.S. Cash Fund

Fund Facts

Cusip Number:

Exchange Trading Symbol:

--------------------------------------------------------------------------------

WisdomTree U.S Cash Fund

Investment Objective

The Fund seeks to earn current income while preserving capital and maintaining liquidity by investing primarily in very short term, high-quality money market instruments denominated in U.S. dollars. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve this objective by investing in a portfolio of liquid investment grade money market instruments. The Fund intends to maintain an average portfolio maturity of 90 days or less and will not purchase any money market instrument with a remaining maturity of more than 397 calendar days. All money market instrument acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund intends to use the annualized rate of return on the 3-month Dollar LIBID (net of expenses) as a performance benchmark to guide its investment policy.

The Fund intends to invest in investment grade money market instruments denominated in U.S. dollars. Eligible investments include commercial paper, time deposits and certificates of deposits, asset-backed securities, government bills, government notes, corporate notes and repurchase agreements. The restrictions placed upon the quality and the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund's ability to preserve capital and liquidity while pursuing its investment objective.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.


                         WisdomTree Trust Prospectus  8

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                         None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                       0.__%
   Distribution and/or Service (12b-1) Fees                              None
   Other Expenses(a)                                                     0.__%
Total Annual Fund Operating Expenses                                     0.__%

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to _____% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        1 Year   3 Years
-------------------------------------------
                          $--      $---

You would pay the following expenses if you did not redeem your shares:

                        1 Year   3 Years
-------------------------------------------
                          $---     $---


                         WisdomTree Trust Prospectus  9

WisdomTree U.S. Government Cash Fund

Fund Facts

Cusip Number:

Exchange Trading Symbol:

--------------------------------------------------------------------------------

WisdomTree U.S. Government Cash Fund

Investment Objective

The Fund seeks to earn current income while preserving capital and maintaining liquidity by investing primarily in Government Money Market Securities. Government Money market Securities are very short term, investment grade money market instruments issued by the U.S. Treasury and entities that are chartered or sponsored by the U.S. Government, such as the Federal Home Loan Bank, Freddie Mac and Fannie Mae. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio of Government Money Market Securities. The Fund intends to maintain an average portfolio maturity of 90 days or less and will not purchase any money market instrument with a remaining maturity of more than 397 calendar days. All money market instruments acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund intends to use the annualized rate of return on the 3-month Treasury bill (net of expenses) as a performance benchmark to guide its investment policy.

Additional investments could include repurchase agreements collateralized by Government Money Market Securities, seasoned government notes, and high-quality commercial paper. The restrictions placed upon the quality and the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund's ability to preserve capital and liquidity while pursuing its investment objective.

Principal Investment Risks

For information about the risks of investing in the Fund see the section herein entitled "Principal Risk Factors Common to All Funds." In addition to these risk factors, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.


o U.S. Government Money Market Securities Risk. The Fund intends to invest a significant portion of its assets in securities issued by government sponsored enterprises, such as the Federal Home Loan Bank, Fannie Mae, and Freddie Mac. While these entities are sponsored or chartered by Congress their securities are neither issued nor guaranteed by the U.S. Treasury. As such, they are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. The Fund also may invest in a significant portion of its assets in mortgage-related securities. Changes in interest rates and other factors may reduce the market value of these securities and the value of an investment in the Fund..



                         WisdomTree Trust Prospectus  10

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                       None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                     0.__%
   Distribution and/or Service (12b-1) Fees                            None
   Other Expenses(a)                                                   0.__%
Total Annual Fund Operating Expenses                                   0.__%

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to _____% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        1 Year   3 Years
-------------------------------------------
                          $--      $---

You would pay the following expenses if you did not redeem your shares:
                        1 Year   3 Years
-------------------------------------------
                          $---     $---


                         WisdomTree Trust Prospectus  11

WisdomTree Australian Dollar Fund

Fund Facts

Cusip Number:

Exchange Trading Symbol:

--------------------------------------------------------------------------------

WisdomTree Australian Dollar Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Australia. The Fund also seeks to maintain liquidity and preserve capital measured in Australian dollars. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund intends to invest primarily in very short term, investment grade Australian money market instruments. In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 days or less and will not purchase any money market instrument with a remaining maturity of more than 397 calendar days. All money market instruments acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund plans to use the annualized rate on the London Interbank Bid Rate ("LIBID") for 7-day Australian Dollar deposits (net of expenses) as a portfolio benchmark to guide its investment policy. The restrictions placed upon the quality and the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund's ability to maintain liquidity and preserve capital measured in Australian dollars while pursuing its investment objective.


Eligible investments include short-term securities issues by the Australian government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities. While the Fund does not intend to do so, it reserves the right to pursue its objectives through investments U.S. dollar money market instruments and derivative investments, such as forward currency transactions and swaps, if this strategy is deemed to be in the best interest of the Fund. The combination of U.S. dollar denominated instruments with forward currency contracts and currency swaps is designed to create a position economically equivalent to a money market instrument denominated in Australian dollars. In addition, the Fund intends to invest a relatively smaller portion of its assets in U.S. dollar money market instruments, principally U.S. Treasury obligations, with a remaining maturity consistent with the Fund's next anticipated dividend payment date.



                         WisdomTree Trust Prospectus  12

Primary Investment Risks

For information about the risks of investing in the Fund see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Cash Funds."

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                         None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                       0.__%
   Distribution and/or Service (12b-1) Fees                              None
   Other Expenses(a)                                                     0.__%
Total Annual Fund Operating Expenses                                     0.__%

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to _____% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        1 Year   3 Years
-------------------------------------------
                          $--      $---

You would pay the following expenses if you did not redeem your shares:

                        1 Year   3 Years
-------------------------------------------
                          $---     $---


                         WisdomTree Trust Prospectus  13

WisdomTree Brazilian Real Fund

Fund Facts

Cusip Number:

Exchange Trading Symbol:

--------------------------------------------------------------------------------

WisdomTree Brazilian Real Fund

Investment Objective


The Fund seeks to earn current income reflective of money market rates in Brazil. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.


Primary Investment Strategies


The Fund seeks to achieve its investment objective by investing in short term instruments designed to provide exposure to Brazilian currency and money market rates.

Because the market for money market instruments in Brazil generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Brazilian currency markets by investing in forward currency contracts, swaps and other derivatives. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. This strategy would be underpinned by investments in short term, high-quality U.S. government obligations, repurchase agreements on such paper, and U.S. commercial paper. The combination of U.S. dollar denominated instruments with forward currency contracts and currency swaps is designed to create a position economically similar to a money market instrument denominated in Brazilian Real.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 to 90 days or less and will not purchase any instrument with a remaining maturity of more than 397 calendar days. The Fund intends to pursue its objectives through direct investments in money market instruments issued by Brazilian entities and denominated in Brazilian Real when WisdomTree Asset Management believes it is in the best interest of the Fund to do so. The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Brazilian government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities, asset-backed securities, forward currency contracts, swaps and other derivative investments designed to provide exposure to Brazilian currency and money market rates, and U.S. dollar money market instruments. In addition, the Fund intends to invest a



                         WisdomTree Trust Prospectus  14
relatively smaller portion of its assets in U.S. money market securities, principally U.S. Treasury obligations, with a remaining maturity consistent with the Fund's next anticipated dividend payment date.


Primary Investment Risks

For information about the risks of investing in the Fund see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Cash Funds." In addition to these risk factors, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.

o Developing Market Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities, instruments or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, and (vi) fewer protections of property rights. Issuers in developing markets may present greater credit risks than issuers in more developed markets because of, among other reasons, lower disclosure standards and the potentially greater cost and difficulty of obtaining and enforcing legal judgments.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.__%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.__%
Total Annual Fund Operating Expenses                                      0.__%

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to _____% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        1 Year   3 Years
-------------------------------------------
                          $--      $---

You would pay the following expenses if you did not redeem your shares:

                        1 Year   3 Years
-------------------------------------------
                          $---     $---


                         WisdomTree Trust Prospectus  15

WisdomTree British Pound Sterling Fund

Fund Facts

Cusip Number:

Exchange Trading Symbol:

--------------------------------------------------------------------------------

WisdomTree British Pound Sterling Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in the United Kingdom. The Fund also seeks to maintain liquidity and preserve capital measured in British Pound Sterling. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund intends to invest primarily in very short term, investment grade money market instruments denominated in British Pound Sterling. In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 days or less and will not purchase any instrument with a remaining maturity of more than 397 calendar days. All money market instruments acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund plans to use the annualized rate on the London Interbank Bid Rate ("LIBID") for 7-day Pound Sterling deposits (net of expenses) as a portfolio benchmark to guide its investment policy. The restrictions placed upon the quality and the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund's ability to preserve capital and liquidity while pursuing its investment objective.


Eligible investments include short-term securities issues by the British government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities, and derivative instruments, such as forward currency contracts. While the Fund does not intend to do so, it reserves the right to pursue its objectives through investments in U.S. dollar money market instruments and derivative investments, such as forward currency contracts and swaps, if this strategy is deemed to be in the best interest of the Fund. The combination of U.S. dollar denominated instruments with forward currency contracts and currency swaps is designed to create a position economically similar to a money market instrument denominated in British Pound Sterling. In addition, the Fund intends to invest a relatively smaller portion of its assets in U.S. dollar money market instruments, principally U.S. Treasury obligations, with a remaining maturity consistent with the Fund's next anticipated dividend payment date.



                         WisdomTree Trust Prospectus  16

Primary Investment Risks

For information about the risks of investing in the Fund see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Cash Funds."

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                        None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                      0.__%
   Distribution and/or Service (12b-1) Fees                             None
   Other Expenses(a)                                                    0.__%
Total Annual Fund Operating Expenses                                    0.__%

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to _____% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        1 Year   3 Years
-------------------------------------------
                          $--      $---

You would pay the following expenses if you did not redeem your shares:

                        1 Year   3 Years
-------------------------------------------
                          $---     $---


                         WisdomTree Trust Prospectus  17

WisdomTree Canadian Dollar Fund

Fund Facts

Cusip Number:

Exchange Trading Symbol:

--------------------------------------------------------------------------------

WisdomTree Canadian Dollar Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Canada. The Fund also seeks to maintain liquidity and preserve capital measured in Canadian Dollars. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund intends to invest primarily in very short term, investment grade money market instruments denominated in Canadian dollars. In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 days or less and will not purchase any instrument with a remaining maturity of more than 397 calendar days. All money market instruments acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund plans to use the annualized rate on the London Interbank Bid Rate ("LIBID") for 7-day Canadian Dollar deposits (net of expenses) as a portfolio benchmark to guide its investment policy. The restrictions placed upon the quality and the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund's ability to preserve capital and liquidity while pursuing its investment objective.

Eligible investments include short-term securities issues by the Canadian government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities. While the Fund does not intend to do so, it reserves the right to pursue its objectives through investments U.S. dollar money market instruments and derivative investments, such as forward currency transactions and swaps, if this strategy is deemed to be in the best interest of the Fund. The combination of U.S. dollar denominated instruments with forward currency contracts and currency swaps is designed to create a position economically similar to a money market instrument denominated in Canadian dollars. In addition, the Fund intends to invest a relatively smaller portion of its assets in U.S. dollar money market instruments, principally U.S. Treasury obligations, with a remaining maturity consistent with the Fund's next anticipated dividend payment date.


                         WisdomTree Trust Prospectus  18

Primary Investment Risks

For information about the risks of investing in the Fund see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Cash Funds."

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.__%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.__%
Total Annual Fund Operating Expenses                                      0.__%

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to _____% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        1 Year   3 Years
-------------------------------------------
                          $--      $---

You would pay the following expenses if you did not redeem your shares:

                        1 Year   3 Years
-------------------------------------------
                          $---     $---


                         WisdomTree Trust Prospectus  19

WisdomTree Chinese Yuan Fund

Fund Facts

Cusip Number:

Exchange Trading Symbol:

--------------------------------------------------------------------------------

WisdomTree Chinese Yuan Fund

Investment Objective


The Fund seeks to earn current income reflective of money market rates in China. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.


Primary Investment Strategies


The Fund seeks to achieve its investment objective by investing in short term instruments designed to provide exposure to Chinese currency and money market rates.

Because the market for money market instruments in China generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to currency markets in China by investing in forward currency contracts, swaps and other derivatives. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. This strategy would be underpinned by investments in short term, high-quality U.S. government obligations, repurchase agreements on such paper, and U.S. commercial paper.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 to 90 days or less and will not purchase any instrument with a remaining maturity of more than 397 calendar days. The Fund intends to pursue its objectives through direct investments in money market instruments issued by Chinese entities and denominated in Chinese Yuan when WisdomTree Asset Management believes it is in the best interest of the Fund to do so. The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of China and its agencies or instrumentalities, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities, asset-backed securities.

In addition, the Fund intends to invest a relatively smaller portion of its assets in U.S. dollar money market instruments, principally U.S. Treasury obligations, with a remaining maturity consistent with the Fund's next anticipated dividend payment date.



                         WisdomTree Trust Prospectus  20

Primary Investment Risks

For information about the risks of investing in the Fund see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Cash Funds." In addition to these risk factors, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.


     o Developing Market Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities, instruments or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, and (vi) fewer protections of property rights. Issuers in developing markets may present greater credit risks than issuers in more developed markets because of, among other reasons, lower disclosure standards and the potentially greater cost and difficulty of obtaining and enforcing legal judgments.

     o Currency Risks in China. In addition to the general risks associated with investing in non-U.S. currencies and non-U.S. currency markets, there are special risks associated with investing in Chinese Yuan or instruments designed to provide exposure to Chinese Yuan. The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government's actions in this respect may not be transparent or predictable. As a result, the value of the Yuan, and the value of instruments designed to provide exposure to the Yuan, can change quickly and arbitrarily. Furthermore, it is difficult for foreign investors to directly access money market instruments in China because of investment and trading restrictions. These and other factors may decrease the value and liquidity of the Fund's investments, and therefore the value and liquidity of your investment in the Fund.


Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                         None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                       0.__%
   Distribution and/or Service (12b-1) Fees                              None
   Other Expenses(a)                                                     0.__%
Total Annual Fund Operating Expenses                                     0.__%

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to _____% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        1 Year   3 Years
-------------------------------------------
                          $--      $---

You would pay the following expenses if you did not redeem your shares:

                        1 Year   3 Years
-------------------------------------------
                          $---     $---


                         WisdomTree Trust Prospectus  21

WisdomTree Euro Fund

Fund Facts

Cusip Number:

Exchange Trading Symbol:

--------------------------------------------------------------------------------

WisdomTree Euro Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates within the European Union. The Fund also seeks to maintain liquidity and preserve capital measured in Euros. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund intends to invest primarily in very short term, investment grade money market instruments denominated in Euros. In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 days or less and will not purchase any instrument with a remaining maturity of more than 397 calendar days. All money market instruments acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund plans to use the annualized rate on the London Interbank Bid Rate ("LIBID") for 7-day Euro deposits (net of expenses) as a portfolio benchmark to guide its investment policy. The restrictions placed upon the quality and the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund's ability to preserve capital and liquidity while pursuing its investment objective.


Eligible investments include short-term securities issues by European governments and their agencies or instrumentalities that are denominated in Euros, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities. While the Fund does not intend to do so, it reserves the right to pursue its objectives through investments U.S. dollar money market instruments and derivative investments, such as forward currency transactions and swaps, if this strategy is deemed to be in the best interest of the Fund. The combination of U.S. dollar denominated instruments with forward currency contracts and currency swaps is designed to create a position economically similar to a money market instrument denominated in Euros. In addition, the Fund intends to invest a relatively smaller portion of its assets in U.S. money market instruments, principally U.S. Treasury obligations, with a remaining maturity consistent with the Fund's next anticipated dividend payment date.



                         WisdomTree Trust Prospectus  22

Primary Investment Risks

For information about the risks of investing in the Fund see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Cash Funds."

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                          None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                        0.__%
   Distribution and/or Service (12b-1) Fees                               None
   Other Expenses(a)                                                      0.__%
Total Annual Fund Operating Expenses                                      0.__%

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to _____% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        1 Year   3 Years
-------------------------------------------
                          $--      $---

You would pay the following expenses if you did not redeem your shares:

                        1 Year   3 Years
-------------------------------------------
                          $---     $---


                         WisdomTree Trust Prospectus  23

WisdomTree Indian Rupee Fund

Fund Facts

Cusip Number:

Exchange Trading Symbol:

--------------------------------------------------------------------------------

WisdomTree Indian Rupee Fund

Investment Objective


The Fund seeks to earn current income reflective of money market rates in India. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.


Primary Investment Strategies


The Fund seeks to achieve its investment objective by investing in short term instruments designed to provide exposure to Indian currency and money market rates.

Because the market for money market instruments in India generally is less liquid and accessible to foreign investors than corresponding markets in other countries, the Fund intends to achieve exposure to currency markets in India by investing in forward currency contracts, swaps and other derivatives. The decision to secure currency exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. This strategy would be underpinned by investments in short term, high-quality U.S. government obligations, repurchase agreements on such paper, and U.S. commercial paper. The combination of U.S. dollar denominated instruments with forward currency contracts and currency swaps is designed to create a position economically similar to a money market instrument denominated in Indian Rupee.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 to 90 days or less and will not purchase any instrument with a remaining maturity of more than 397 calendar days. The Fund intends to pursue its objectives through direct investments in money market instruments issued by India entities and denominated in Indian Rupee when WisdomTree Asset Management believes it is in the best interest of the Fund to do so. The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of India and its agencies or instrumentalities, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities, asset-backed securities.

The restrictions placed upon the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund's ability to preserve capital and liquidity while pursuing its investment objective.

In addition, the Fund intends to invest a relatively smaller portion of its assets in U.S. dollar money market instruments , principally U.S. Treasury obligations, with a remaining maturity consistent with the Fund's next anticipated dividend payment date.



                         WisdomTree Trust Prospectus  24

Primary Investment Risks

For information about the risks of investing in the Fund see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Cash Funds." In addition to these risk factors, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.


     o Developing Market Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities, instruments or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, and (vi) fewer protections of property rights. Issuers in developing markets may present greater credit risks than issuers in more developed markets because of, among other reasons, lower disclosure standards and the potentially greater cost and difficulty of obtaining and enforcing legal judgments.

     o Currency Risks in India. In addition to the general risks associated with investing in non-U.S. currencies and non-U.S. currency markets, there are special risks associated with investing in Indian Rupee or instruments designed to provide exposure to Indian Rupee. While the government of India is moving to a more liberal approach, it still places restrictions on the capability and capacity of foreign investors to access and trade Rupee directly. Foreign investors in India still face burdensome taxes on investments in income producing instruments. These and other factors may decrease the value and liquidity of the Fund's investments, and therefore the value and liquidity of your investment in the Fund.


Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                           None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                         0.__%
   Distribution and/or Service (12b-1) Fees                                None
   Other Expenses(a)                                                       0.__%
Total Annual Fund Operating Expenses                                       0.__%

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to _____% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        1 Year   3 Years
-------------------------------------------
                          $--      $---

You would pay the following expenses if you did not redeem your shares:

                        1 Year   3 Years
-------------------------------------------
                          $---     $---


                         WisdomTree Trust Prospectus  25

WisdomTree Japanese Yen Fund

Fund Facts

Cusip Number:

Exchange Trading Symbol:

--------------------------------------------------------------------------------

WisdomTree Japanese Yen Fund

The Fund seeks to earn current income reflective of money market rates in Japan. The Fund also seeks to maintain liquidity and preserve capital measured in Japanese Yen. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund intends to invest primarily in very short term, investment grade money market instruments denominated in Japanese Yen. In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 days or less and will not purchase any instrument with a remaining maturity of more than 397 calendar days. All money market instruments acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. Eligible investments include short-term securities issues by government of Japan and its agencies or instrumentalities, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities. The Fund plans to use the annualized rate on the London Interbank Bid Rate ("LIBID") for 7-day Yen deposits (net of expenses) as a portfolio benchmark to guide its investment policy. The restrictions placed upon the quality and the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund's ability to preserve capital and liquidity while pursuing its investment objective.



Because the market for money market instruments in Japan may be less liquid and accessible to foreign investors than corresponding markets in other countries, the Fund may achieve exposure to currency markets in Japan by investing in forward currency contracts, swaps and other derivatives. The decision to secure currency exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. This strategy would be underpinned by investments in short term, high-quality U.S. government obligations, repurchase agreements on such paper, and U.S. commercial paper. The combination of U.S. dollar denominated instruments with forward currency contracts and currency swaps is designed to create a position economically similar to a money market instrument denominated in Yen. In addition, the Fund intends to invest a relatively smaller portion of its assets in U.S. dollar money market instruments , principally U.S. Treasury obligations, with a remaining maturity consistent with the Fund's next anticipated dividend payment date.



                         WisdomTree Trust Prospectus  26

Primary Investment Risks

For information about the risks of investing in the Fund see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Cash Funds."

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                        None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                      0.__%
   Distribution and/or Service (12b-1) Fees                             None
   Other Expenses(a)                                                    0.__%
Total Annual Fund Operating Expenses                                    0.__%

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to _____% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        1 Year   3 Years
-------------------------------------------
                          $--      $---

You would pay the following expenses if you did not redeem your shares:

                        1 Year   3 Years
-------------------------------------------
                          $---     $---


                         WisdomTree Trust Prospectus  27

WisdomTree New Zealand Dollar Fund

Fund Facts

Cusip Number:

Exchange Trading Symbol:

--------------------------------------------------------------------------------

WisdomTree New Zealand Dollar Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in New Zealand. The Fund also seeks to maintain liquidity and preserve capital measured in New Zealand Dollars. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund intends to invest primarily in very short term, investment grade money market instruments denominated in New Zealand Dollars and/or investments designed to provide exposure to such instruments.


In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 days or less and will not purchase any instrument with a remaining maturity of more than 397 calendar days. All money market instruments acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. Eligible investments include short-term securities issues by the government of New Zealand and its agencies or instrumentalities, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities. The Fund plans to use the annualized rate on the London Interbank Bid Rate ("LIBID") for 7-day New Zealand Dollar deposits (net of expenses) as a portfolio benchmark to guide its investment policy. The restrictions placed upon the quality and the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund's ability to preserve capital and liquidity while pursuing its investment objective.



Because the market for money market instruments in New Zealand is relatively small and less liquid than corresponding markets in other countries, the Fund may achieve exposure to currency markets in New Zealand by investing in forward currency contracts, swaps and other derivatives. The decision to secure currency exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. This strategy would be underpinned by investments in short term, high-quality U.S. government obligations, repurchase agreements on such paper, and U.S. commercial paper. The combination of U.S. dollar denominated instruments with forward currency contracts and currency swaps is designed to create a position economically similar to a money market instrument denominated in New Zealand dollars. In addition, the Fund intends to invest a relatively smaller portion of its assets in U.S. dollar money market instruments, principally U.S. Treasury obligations, with a remaining maturity consistent with the Fund's next anticipated dividend payment date.



                         WisdomTree Trust Prospectus  28

Primary Investment Risks

o For information about the risks of investing in the Fund see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Cash Funds."

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                         None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                       0.__%
   Distribution and/or Service (12b-1) Fees                              None
   Other Expenses(a)                                                     0.__%
Total Annual Fund Operating Expenses                                     0.__%

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to _____% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        1 Year   3 Years
-------------------------------------------
                          $--      $---

You would pay the following expenses if you did not redeem your shares:

                        1 Year   3 Years
-------------------------------------------
                          $---     $---


                         WisdomTree Trust Prospectus  29

WisdomTree South African Rand Fund

Fund Facts

Cusip Number:

Exchange Trading Symbol:

--------------------------------------------------------------------------------

WisdomTree South African Rand Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in South Africa. The Fund also seeks to maintain liquidity and preserve capital measured in South African Rand. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies


The Fund intends to invest primarily in very short term, investment grade money market instruments denominated in South African Rand and/or investments designed to provide exposure to such instruments.


In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 days or less and will not purchase any instrument with a remaining maturity of more than 397 calendar days. All money market instruments acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. Eligible investments include short-term securities issues by the government of South Africa and its agencies or instrumentalities, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities. The Fund plans to use the annualized rate on the London Interbank Bid Rate ("LIBID") for 7-day South African Rand deposits (net of expenses) as a portfolio benchmark to guide its investment policy. The restrictions placed upon the quality and the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund's ability to preserve capital and liquidity while pursuing its investment objective.


Because the market for money market instruments in South Africa may be less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund may achieve exposure to currency markets in South Africa by investing in forward currency contracts, swaps and other derivatives. The decision to secure currency exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. This strategy would be underpinned by investments in short term, high-quality U.S. government obligations, repurchase agreements on such paper, and U.S. commercial paper. The combination of U.S. dollar denominated instruments with forward currency contracts and currency swaps is designed to create a position economically similar to a money market instrument denominated in South African Rand. In addition, the Fund intends to invest a relatively smaller portion of its assets in U.S. dollar money market instruments , principally U.S. Treasury obligations, with a remaining maturity consistent with the Fund's next anticipated dividend payment date.



                         WisdomTree Trust Prospectus  30

Primary Investment Risks

For information about the risks of investing in the Fund see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Cash Funds." In addition to these risk factors, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.

o Developing Market Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities, instruments or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, and (vi) fewer protections of property rights.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                         None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                       0.__%
   Distribution and/or Service (12b-1) Fees                              None
   Other Expenses(a)                                                     0.__%
Total Annual Fund Operating Expenses                                     0.__%

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to _____% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        1 Year   3 Years
-------------------------------------------
                          $--      $---

You would pay the following expenses if you did not redeem your shares:

                        1 Year   3 Years
-------------------------------------------
                          $---     $---


                         WisdomTree Trust Prospectus  31

WisdomTree South Korean Won Fund

Fund Facts

Cusip Number:

Exchange Trading Symbol:

--------------------------------------------------------------------------------

WisdomTree South Korean Won Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in South Korea. The Fund also seeks to maintain liquidity and preserve capital measured in South Korean Won. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in very short term money market instruments denominated in South Korean Won and/or investments designed to provide exposure to Sooth Korean currency and money market rates.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 days or less and will not purchase any instrument with a remaining maturity of more than 397 calendar days. All money market instruments acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. Eligible investments include short-term securities issues by the government of South Korea and its agencies or instrumentalities, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities, and asset-backed securities. The Fund also may invest in derivative investments designed to provide exposure to such money market instruments and rates. The Fund plans to use the annualized rate on the London Interbank Bid Rate ("LIBID") for 7-day South Korean Won deposits (net of expenses) as a portfolio benchmark to guide its investment policy. The restrictions placed upon the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund's ability to preserve capital and liquidity while pursuing its investment objective.


Because the market for money market instruments in South Korea is less liquid and accessible to foreign investors than corresponding markets in other countries, it is likely that the Fund will achieve exposure to currency markets in South Korea by investing in forward currency contracts, swaps and other derivatives. The decision to secure currency exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. This strategy would be underpinned by investments in short term, high-quality U.S. government obligations, repurchase agreements on such paper, and U.S. commercial paper. The combination of U.S. dollar denominated instruments with forward currency contracts and currency swaps is designed to create a position economically similar to a money market instrument denominated in South Korean Won. The Fund could extend the weighted average maturity of its portfolio from 60 to 90 days in order to be better aligned with the maturity of the derivative investments. In addition, the Fund intends to invest a relatively smaller portion of its assets in U.S. dollar money market instruments, principally U.S. Treasury obligations, with a remaining maturity consistent with the Fund's next anticipated dividend payment date.



                         WisdomTree Trust Prospectus  32

Primary Investment Risks

For information about the risks of investing in the Fund see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Cash Funds." In addition to these risk factors, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.

o Developing Market Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities, instruments or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, and (vi) fewer protections of property rights. Issuers in developing markets may present greater credit risks than issuers in more developed markets because of, among other reasons, lower disclosure standards and the potentially greater cost and difficulty of obtaining and enforcing legal judgments.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                        None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                      0.__%
   Distribution and/or Service (12b-1) Fees                             None
   Other Expenses(a)                                                    0.__%
Total Annual Fund Operating Expenses                                    0.__%

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to _____% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        1 Year   3 Years
-------------------------------------------
                          $--      $---

You would pay the following expenses if you did not redeem your shares:

                        1 Year   3 Years
-------------------------------------------
                          $---     $---


                         WisdomTree Trust Prospectus  33

WisdomTree Developing Markets Fund

Fund Facts

Cusip Number:

Exchange Trading Symbol:

--------------------------------------------------------------------------------

WisdomTree Developing Markets Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in developing market currencies around the world in a manner that is consistent with the preservation of capital and prudent investment management. Since the Fund's investment objective has been adopted as a non-fundamental investment policy, the Fund's investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in very short term money market instruments denominated in specified non-U.S. currencies and/or investments designed to provide exposure to such currencies and money market rates.

The Fund initially will focus on the following markets: Brazil, Chile, China, the Czech Republic, Hungary, India, Poland, South Korea, Taiwan and Turkey. The Fund will establish a predetermined basket of currencies from these markets on a quarterly basis. The selection and weighting of the Fund's investments will focus on regional diversification and on optimizing liquidity and tradability within that regional exposure. In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 days or less and will not purchase any instrument with a remaining maturity of more than 397 calendar days. The restrictions placed upon the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund's ability to preserve capital and liquidity while pursuing its investment objective.


Because the market for money market instruments in developing market countries generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to currency markets in certain emerging markets by investing in forward currency contracts, swaps and other derivatives. The decision to secure currency exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. This strategy would be underpinned by investments in short term, high-quality U.S. government obligations, repurchase agreements on such paper, and U.S. commercial paper. The combination of U.S. dollar denominated instruments with forward currency contracts and currency swaps is designed to create a position economically similar to a money market instrument denominated in the specified non-U.S. currencies. The Fund intends to pursue its objectives through direct investments in money market instruments issued by when WisdomTree Asset Management believes it is in the best interest of the Fund to do so. The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term instruments issued by foreign governments and their agencies or instrumentalities, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities. The Fund could extend the weighted average maturity of its portfolio from 60 to 90 days in order to be better aligned with the maturity of the derivative investments. In addition, the Fund intends to invest a relatively smaller portion of its assets in U.S. dollar money market instruments, principally U.S. Treasury obligations, with a remaining maturity consistent with the Fund's next anticipated dividend payment date.



                         WisdomTree Trust Prospectus  34

Primary Investment Risks

For information about the risks of investing in the Fund see the sections herein entitled "Principal Risk Factors Common to All Funds" and "Principal Risk Factors Common to the International Cash Funds." In addition to these risk factors, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.

o Developing Market Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities, instruments or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, and (vi) fewer protections of property rights. Issuers in developing markets may present greater credit risks than issuers in more developed markets because of, among other reasons, lower disclosure standards and the potentially greater cost and difficulty of obtaining and enforcing legal judgments.


Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees                                                       None
(fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses (expenses deducted from Fund assets)
   Management Fees                                                     0.__%
   Distribution and/or Service (12b-1) Fees                            None
   Other Expenses(a)                                                   0.__%
Total Annual Fund Operating Expenses                                   0.__%

(a) "Other Expenses" are based on estimated amounts for the current fiscal year. WisdomTree Asset Management receives a fee of up to _____% in exchange for providing certain non-advisory services to the Fund.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                        1 Year   3 Years
-------------------------------------------
                          $--      $---

You would pay the following expenses if you did not redeem your shares:

                        1 Year   3 Years
-------------------------------------------
                          $---     $---


                         WisdomTree Trust Prospectus  35

Management

Investment Adviser

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management does not manage any other investment companies and has limited experience as an investment adviser. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, WisdomTree Asset Management agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust's Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer ("CCO") services to the Trust, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees.

The basis for the Board of Trustees' approval of the Investment Advisory Agreement will be available in the Trust's Annual Report to Shareholders for the period ending ________ 2008.

WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the Fund's average daily net assets, as shown in the following table:


Name of Fund                                                    Management Fee
--------------------------------------------------------------------------------
WisdomTree U.S Dollar Cash Fund                                  ___%
WisdomTree U.S. Government Cash Fund                             ___%
WisdomTree Australian Dollar Fund                                ___%
WisdomTree Brazilian Real Fund                                   ___%
WisdomTree British Pound Sterling Fund                           ___%
WisdomTree Canadian Dollar Fund                                  ___%
WisdomTree Chinese Fund                                          ___%
WisdomTree Euro Fund                                             ___%
WisdomTree Indian Rupee Fund                                     ___%
WisdomTree Japanese Yen Fund                                     ___%
WisdomTree New Zealand Dollar Fund                               ___%
WisdomTree South Africa Rand Fund                                ___%
WisdomTree South Korea Won Fund                                  ___%
WisdomTree Developing Markets Fund                               ___%


WisdomTree Asset Management is a registered investment adviser with offices located at 48 Wall Street, Suite 1100, New York, NY 10005.


                         WisdomTree Trust Prospectus  36

[Sub-Adviser - SUBJECT TO CHANGE]

[ _________Advisor serves as the sub-adviser for each Fund (the "Sub-Adviser"). ______ has its principal place of business at ____. _______ began offering investment services in the ___ and as of _________ managed more that $___________ in investments for institutions and individuals. [_____ is a subsidiary of ______.] The Sub-Adviser chooses each Fund's portfolio investments and places orders to buy and sell the Fund's portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds in accordance with the table set forth below.]

The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the Funds:

     o __ basis points (____%) of the first $__ million in the total daily net assets of all Funds; and

     o __basis points (__%) of the combined daily net assets of all Funds in excess of $ __ million.

Portfolio Managers

Each Fund is managed by the Sub-Adviser's _____ Management Division. The __ most senior members are _____

Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each Portfolio Manager is authorized to make investment decisions for all portfolios managed by the team. Each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes. No member of the portfolio team manages assets outside of the team. Mr./Ms.____ manages the team. Each Portfolio Manager has managed each fund since its inception.

The Trust's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the Funds for which they are Portfolio Managers.

Administrator, Custodian and Transfer Agent

The Bank of New York is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information is available free of charge by calling:
1-866-909-WISE (9473) or visiting the Funds' website at www.wisdomtree.com.


                         WisdomTree Trust Prospectus  37

Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the trading symbols listed for each respective Fund in the section describing such Fund. Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creation and Redemption section. Once created, shares of the Funds trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares. The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund's shares generally is calculated once daily Monday through Friday as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

In calculating a Fund's NAV, Fund investments generally are valued using market valuations. Short-term debt instruments with remaining maturities of 60 days or less generally are valued on the basis of amortized cost. U.S. fixed income assets may be valued as of the announced closing time for such instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.


                         WisdomTree Trust Prospectus  38

When reliable market valuations are not readily available or are not deemed to reflect current market values, the affected investments will be valued in accordance with the Fund's pricing policy and procedures. For these purposes, a price based on amortized cost is considered a market valuation. Instruments that may be valued using fair value pricing may include, but are not limited to, instruments for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and instruments affected by "significant events." An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund's next NAV calculation time that may materially affect the value of a Fund's investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Dividends and Distributions

Each Fund intends to pay out dividends, if any, to investors at least monthly. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents - Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain


                         WisdomTree Trust Prospectus  39
shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

Since the Funds are ETFs, only a few institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly with the issuing Fund. Since frequent in-kind purchases and redemptions of shares of a Fund do not disrupt portfolio management, increase the Funds' trading costs, lead to realization of capital gains or otherwise harm the Fund shareholders, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent purchases and redemptions of Fund shares ("frequent trading"). Because these trades are effected in-kind (i.e., for securities and not for cash), they do not cause any of the aforementioned harmful effects that may result from frequent cash trades.

Each Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. Each Fund reserves the right, but does not have the obligation, to reject any order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

The vast majority of trading in shares of the Funds occurs on national securities exchanges and does not directly involve the issuance or redemption of Fund shares. Because these trades do not involve the issuing Fund directly, they do not cause any of the harmful effects discussed above that may result from frequent cash trades.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

Taxes

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications as well. Please consult your tax advisor about the tax consequences of an investment in Fund shares. Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund's failure to qualify as a regulated


                         WisdomTree Trust Prospectus  40
investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

     o    A Fund makes distributions,

     o    You sell shares, and

     o    You purchase or redeem Creation Units.

Taxes on Distributions

A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. Fund distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. The Funds expect that distributions will consist primarily of ordinary income.

Distributions of investment income designated by a Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain in taxable years beginning before January 1, 2011. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund's shares. The Funds do not, however, expect a significant portion of distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Funds before a shareholder's investment (and thus were included in the price the shareholder paid for the shares).

The Funds generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he, she or it is not subject to such withholding.


                          WisdomTree Trust Prospectus 41

A Note on the International Cash Funds. Interest and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. To the extent more than 50% of the total assets an International Cash Fund consist of foreign securities or other instruments, the Fund intends to "pass through" to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund. This means that investors will be considered to have received as as additional income on their respective share of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. Currency gains generally are taxed as ordinary income.


Taxes When Fund Shares are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges money market securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger's aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units for money market securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the sum of the aggregate market value of the securities plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities for Creation Units cannot be currently deducted under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to the tax treatment of any creation or redemption transaction. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the money market securities have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, such gains or losses are treated as short-term capital gains or losses.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or redeemed and at what price.

Creation and Redemption


The shares that trade in the secondary market are "created" at NAV. Each Fund issues and redeems shares at NAV only in large blocks of shares, typically 50,000 shares or more ("Creation Units").



                         WisdomTree Trust Prospectus  42

These transactions are usually in exchange for a basket of money market instruments and an amount of cash. Each International Cash Fund also may issue and redeem Creation Units in exchange for a designated basket of non-U.S. currency and an amount of U.S. cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Each "creator" enters into an authorized participant agreement with the Distributor, and deposits into the applicable Fund a portfolio of money market instruments closely approximating the holdings of the Fund (or a designated basket of non-U.S. currency as described above) and pays or receives a specified amount of cash ("cash component") equal to the difference between the NAV of a Creation Unit and the market value of the basket of securities (or non-U.S. currency) in exchange for a specified number of Creation Units. Each Business Day, prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation ("NSCC"), the names and number of shares of each security (or non-U.S. currency) to be included in that day's basket. Each Fund reserves the right to accept a basket of money market instruments, currency or cash that differs from the published basket. A Fund will not issue fractional Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units in exchange for a designated basket of portfolio money market instruments (or a designated basket of non-U.S. currency as described above) and a cash component. Each Fund reserves the right to honor a redemption request by delivering a basket of money market instruments, currency or cash that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form.


Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Trust's SAI.

Authorized Participants and the Continuous Offering of Shares

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a "distribution," as such term is used in the Securities Act of 1933 ("Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.


                         WisdomTree Trust Prospectus  43

Creation and Redemption Transaction Fees for Creation Units

Each Fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The creation and redemption transaction fees for creations and redemptions using the "in-kind" creation and redemption process are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. Purchasers and redeemers of Creation Units for cash (when cash creations and redemptions are permitted) may also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee" to offset the transaction cost to the Fund of buying portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of a Fund. From time to time, WisdomTree Asset Management may cover the cost of any transaction fees.

The following table also shows, as of ______, 2008, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from a Fund. Retail investors who purchase shares through their brokerage account will not pay these fees.



----------------------------------------------------------------------------------------------------------------------------
              Name of Fund                                      Approximate           Standard               Maximum
                                                                Value of One    Creation/Redemption    Creation/Redemption
                                                               Creation Unit      Transaction Fee        Transaction Fee
----------------------------------------------------------------------------------------------------------------------------
WisdomTree U.S. Cash Fund                                      $               $                       $
----------------------------------------------------------------------------------------------------------------------------
WisdomTree U.S. Government Cash Fund                           $               $                       $
----------------------------------------------------------------------------------------------------------------------------

WisdomTree Australian Dollar Fund                              $               $                       $
----------------------------------------------------------------------------------------------------------------------------
WisdomTree Brazilian Real Fund                                 $               $                       $
----------------------------------------------------------------------------------------------------------------------------
WisdomTree British Pound Sterling Fund                         $               $                       $
----------------------------------------------------------------------------------------------------------------------------
WisdomTree Canadian Dollar Fund                                $               $                       $
WisdomTree Chinese Yuan Fund                                   $               $                       $
WisdomTree Euro Fund                                           $               $                       $
----------------------------------------------------------------------------------------------------------------------------
WisdomTree Indian Rupee Fund                                   $               $                       $
----------------------------------------------------------------------------------------------------------------------------
WisdomTree Japanese Yen Fund                                   $               $                       $
----------------------------------------------------------------------------------------------------------------------------
WisdomTree New Zealand Dollar Fund                             $               $                       $
WisdomTree South African Rand Fund                             $               $                       $
WisdomTree South Korea Won Fund                                $               $                       $
WisdomTree Developing Markets Fund                             $               $                       $
----------------------------------------------------------------------------------------------------------------------------


Distribution

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor's principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.


                         WisdomTree Trust Prospectus  44

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by any listing exchange ("Exchange"). The Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.

WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds.

FINANCIAL HIGHLIGHTS

Financial Statements and Annual Reports will be available after the Funds have completed a fiscal year of operations.

The Trust's current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, free of charge, please:

Call:    1-866-909-9473
         Monday through Friday
         8:00 a.m.- 8:00 p.m. (Eastern time)

Write:   WisdomTree Trust
         c/o ALPS Distributors, Inc.
         1290 Broadway, Suite 1100
         Denver, Colorado 80203

Visit:   www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.


(C)2008 WisdomTree Trust
WisdomTree Funds are distributed by
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203


WisdomTree(SM) is a service mark of WisdomTree Investments, Inc.


                         WisdomTree Trust Prospectus  45

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                              SUBJECT TO COMPLETION

                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

                                DATED JANUARY 4, 2008

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registrations statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION DATED _________, 2008

WISDOMTREE(SM) TRUST

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the current Prospectus ("Prospectus") for the following separate investment portfolios (each, a "Fund") of WisdomTree Trust (the "Trust"), as each such Prospectus may be revised from time to time:

WisdomTree U.S. Cash Funds

WisdomTree U.S. Cash Fund
WisdomTree U.S. Government Cash Fund

WisdomTree International Cash Funds


WisdomTree Australian Dollar Fund
WisdomTree Brazilian Real Fund
WisdomTree British Pound Fund
WisdomTree Canadian Dollar Fund
WisdomTree Chinese Yuan Fund
WisdomTree Euro Fund
WisdomTree Indian Rupee Fund
WisdomTree Japanese Yen Fund
WisdomTree New Zealand Dollar Fund
WisdomTree South African Rand Fund
WisdomTree South Korean Won Fund
WisdomTree Developing Markets Fund


The current Prospectus for each of the Funds is dated [____], 200[____]. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.

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Financial Statements and Annual Reports will be available after the Funds have completed a fiscal year of operations.

A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-866-909-9473 or visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.


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                                TABLE OF CONTENTS

                                                                         Page

TABLE OF CONTENTS

COVER PAGE
GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS .......................
PRINCIPAL INVESTMENT STRATEGY ........................................
GENERAL RISKS ........................................................
SPECIFIC INVESTMENT STRATEGIES .......................................
PROXY VOTING POLICY ..................................................
PORTFOLIO HOLDING DISCLOSURE POLICIES AND PROCEDURES .................
INVESTMENT LIMITATIONS ...............................................
CONTINUOUS OFFERING ..................................................
MANAGEMENT OF THE TRUST ..............................................
BROKERAGE TRANSACTIONS ...............................................
ADDITIONAL INFORMATION CONCERNING THE TRUST ..........................
CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS ................
TAXES ................................................................
DETERMINATION OF NAV .................................................
DIVIDENDS AND DISTRIBUTIONS ..........................................
FINANCIAL STATEMENTS .................................................
MISCELLANEOUS INFORMATION ............................................


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GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series or portfolios. The Trust is an open-end, non-diversified management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). This SAI relates to the following Funds:


WisdomTree U.S Cash Fund
WisdomTree U.S. Government Cash Fund
WisdomTree Australian Dollar Fund
WisdomTree Brazilian Real Fund
WisdomTree British Pound Fund
WisdomTree Canadian Dollar Fund
WisdomTree Chinese Yuan Fund
WisdomTree Euro Fund
WisdomTree Indian Rupee Fund
WisdomTree Japanese Yen Fund
WisdomTree New Zealand Dollar Fund
WisdomTree South African Rand Fund
WisdomTree South Korean Won Fund
WisdomTree Developing Markets Fund


WisdomTree Asset Management, Inc. ("WisdomTree Asset Management") is the investment adviser to each Fund. ____ is the investment sub-adviser ("Sub-Adviser") to each Fund. WisdomTree Investments is the parent company of WisdomTree Asset Management.

Each Fund issues and redeems shares at net asset value per share ("NAV") only in large blocks of shares, typically 50, 000 shares or more ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

Shares of each Fund are listed on a national securities exchange, such as the New York Stock Exchange ARCA ("NYSE ARCA") or American Stock Exchange ("AMEX")(each, a "Listing Exchange"), and trade throughout the day on the Listing Exchange and other secondary markets at market price that may differ from NAV. As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

"WisdomTree" is service mark of WisdomTree Investments and has been licensed for use by the Trust.

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INVESTMENT STRATEGIES AND RISKS

The investment objectives and general investment policies of each Fund are described in the Prospectus. Additional information concerning the Funds' is set forth below.

PRINCIPAL INVESTMENT STRATEGIES.

Each U.S. Cash Fund seeks to earn current income while preserving capital and maintaining liquidity by investing primarily in very short term, investment grade money market instruments denominated in U.S. dollars. The U.S. Cash Fund and the U.S. Government Cash Fund intend to invest in a combination of short-term securities issued by the U.S. government, its agencies or instrumentalities, bank debt obligations and term deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities, and repurchase agreements. In order to reduce interest rate risk, each International Cash Fund expects to maintain an average portfolio maturity of 90 days or less, though this may change from time to time. The "average portfolio maturity" of a Fund is the average of all the current maturities (that is, the term of the securities) of the individual securities in the Fund's portfolio. Average portfolio maturity is important to investors as an indication of the Fund's sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk. All money market securities acquired by the U.S. Cash Funds will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality.

Each U.S. Cash Fund has adopted a policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of fixed income or money market instruments suggested by the Fund's name. The Funds' investments in such instruments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements that provide exposure to such fixed income or money market instruments.

Each U.S. Cash Fund intends to qualify as a regulated investment company and intends to be diversified. The U.S. Cash Funds will not, with respect to 75% of the Fund's total assets, purchase the securities of any one issuer (other than cash, other investment companies and securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or government-sponsored enterprises), if immediately after such purchase (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The U.S. Cash Fund s will not concentrate 25% or more of the value of their respective total assets (taken at market value at the time of each investment) in any one industry, as that term is used in the Investment Company Act (except that this restriction does not apply to obligations issued by the U.S. government or its agencies and instrumentalities or government-sponsored enterprises).

Each International Cash Fund seeks to earn current income reflective of money market rates in one or more non-U.S. currencies. Each International Cash Fund seeks to maintain liquidity and,


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in some cases, preserve capital measured in its designated non-U.S. currency or currencies. Eligible investments include short-term securities issued by foreign governments, short-term securities issued by agencies or instrumentalities of foreign governments, bank debt obligations and term deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed and asset-backed securities, and repurchase agreements. In order to reduce interest rate risk, each International Cash Fund generally expects to maintain an average portfolio maturity of 60 to 90 days or less, though this may change from time to time. The "average portfolio maturity" of a Fund is the average of all the current maturities of the individual instruments in the Fund's portfolio. Average portfolio maturity is important to investors as an indication of the Fund's sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk. In order to gain exposure to non-U.S. currencies in less efficient or restricted markets, the International Cash Funds may invest in a combination of forward currency contracts, currency swaps and high quality U.S. money market instruments in addition to, or as a substitute for, the money market securities described above. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

Each International Cash Fund has adopted a policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes in instruments that are tied economically to the particular country or geographic region suggested by its name. The Funds' investments in such instruments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements that provide exposure to such fixed income or money market instruments.

Each International Cash Fund intends to qualify as a regulated investment company. Each International Cash Fund will be prohibited from concentrating 25% or more of its total assets in any one industry (investments in certificates of deposit, demand deposits or similar instruments issued by foreign banks will not be counted towards such concentration limits).

GENERAL RISKS. An investment in a Fund should be made with an understanding that the value of a Fund's portfolio and secondary market trading price is expected to fluctuate. Each Fund's net asset value ("NAV") and market price will change in response to a variety of market conditions and other factors. An investor in a Fund could lose money over short or even long periods of time. Although each Fund invests in short-term U.S and/or non-U.S. money market instruments, the Funds do not seek to maintain a constant NAV and are not traditional money market funds. The price of the securities and instruments held by the Funds, and thus the value of a Fund's portfolio, is expected to fluctuate in accordance with general economic conditions, interest rates, political events and other factors. An investment in a Fund should be made with an understanding of the risks inherent in an investment in money market securities. The value of money market securities, and the value of an investment in a Fund, may change in response to changes in interest rates. Generally, if U.S. interest rates rise, then the value of a U.S. money market security is expected to decrease. Similarly, if non-U.S, interest rates rise, the value of a money market security denominated in that non-U.S. currency would also be expected to decrease. In general, instruments with longer maturities are more vulnerable to interest rate changes.


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Investor perceptions may also impact the value of Fund investments and the value of an investment in Fund shares. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Issuer specific conditions may also affect the value of a Fund investment. The financial condition of an issuer of a money market security may cause it to default or become unable to pay interest or principal due on the security. A
Fund cannot collect interest and principal payments on a money market security if the issuer defaults. Accordingly, the value of an investment in a Fund may change in response to issuer defaults and changes in the credit ratings of the Fund's portfolio securities.

Although the Funds attempt to invest in highly liquid securities and instruments, there can be no guarantees that a liquid market for such securities and instruments will be maintained. The price at which securities may be sold and the value of a Fund's shares will be adversely affected if trading markets for a Fund's portfolio holdings are limited.

Non-U.S. Securities Risk. Each International Cash Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in instruments that provide exposure to such securities and instruments. Investments in non-U.S. securities and instruments can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. These risks include trading, settlement, custodial, and other operational risks, and, in some cases, less stringent investor protection and disclosure standards. Non-U.S. markets may also impose additional withholding and other taxes. Since non-U.S. markets may be open on days when U.S. markets are closed, the value of the securities in a Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. Each of these factors can increase the volatility of an investment in Fund shares and have a negative effect on the value of Fund shares.

Non-U.S. Currency Risk. Investments denominated in non-U.S. currencies and investments in instruments that provide exposure to such currencies, currency exchange rates or interest rates are subject to non-U.S. currency risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund's investment and the value of your Fund shares. Because each International Cash Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Trade deficits often cause inflation making a country's goods more expensive and less competitive, thereby reducing the demand for such country's currency. High

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interest rates tend to increase currency values in the short term by making such currencies more attractive to investors. However, since high-interest rates are often associated with high inflation this may have an opposite affect on long-term currency values. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country's currency. Government monetary polices and the buying or selling of currency by a country's government may also influence exchange rates.

Currencies of developing market countries may be subject to significantly greater risks than currencies of developed countries. Many developing market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some non-U.S. market currencies may not be traded internationally, may be subject to strict limitations on foreign investment and may be subject to frequent and unannounced government intervention. Government intervention and currency controls can decrease the value and significantly increase the volatility of an investment in non-U.S. currency. Although the currencies of some developing market countries may be convertible into U.S. dollars, the achievable rates may differ from those experienced by domestic investors because of foreign investment restrictions, withholding taxes, lack of liquidity or other reasons.

Diversification Risk. Although each Fund intends to invest in a variety of securities and instruments, each International Cash Fund will be considered "non-diversified" as such term is defined by the 1940 Act. A "non-diversified" classification means that a Fund has greater latitude than a diversified fund to invest in a single issuer or a smaller number of issuers. Therefore, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("IRC"), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Subchapter M generally requires the Fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the Fund's total assets are invested in securities in any one issuer, and (b) the Fund does not hold more than 10% of the outstanding voting securities of that issuer. Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the Fund's taxable year.


Developing Markets Risk. The International Developing Markets Fund, the Brazilian Real Fund, the Chinese Yuan Fund, the Indian Rupee Fund, the South Africa Rand Fund and the Korean Won Fund each invests substantially all of its assets in a market or markets considered to be "developing" or in instruments that provide exposure to such market(s). These Funds are sometimes referred to herein as "Developing Market Funds." Investing in developing markets may be subject to additional risks not associated with more developed economies. Such risks may include: (i) the risk that government and quasi-government entities may not honor their obligations, (ii) greater market volatility, (iii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that

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governments and companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Some developing markets have experienced and may continue to experience high inflation rates, currency devaluations and economic recessions. Unanticipated political or social developments may result in sudden and significant investment losses, and may affect the ability of governments and government agencies in these markets to meet their debt obligations. Developing markets are generally less liquid and less efficient than developed securities markets. These and other factors could have a negative impact on the Funds' performance and increase the volatility of an investment in a Fund.


Investments in Brazil. The Brazilian Real Fund seeks to achieve its investment objective by investing in very short term money market instruments denominated in Brazilian Real and/or investments designed to provide exposure to Brazilian currency and money market rates. The International Developing Markets Fund may also invest a portion of its assets in Brazilian markets or instruments designed to provide exposure to these markets. Investing in Brazil involves certain considerations not typically associated with investing in securities of United States companies or the United States government, including (i) investment and repatriation controls, which could affect a Fund's ability to operate, and to qualify for the favorable tax treatment afforded to regulated investment companies for U.S. Federal income tax purposes, (ii) fluctuations in the rate of exchange between the Brazilian Real and the U.S. Dollar, (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets, (iv) the effect that balance of trade could have on Brazilian economic stability and the Brazilian government's economic policy, (v) potentially high rates of inflation, (vi) governmental involvement in and influence on the private sector, (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States, (viii) political and other considerations, including changes in applicable Brazilian tax laws, and (ix) restrictions on investments by foreigners. While the economy of Brazil has enjoyed substantial economic growth in recent years there can be no guarantee this growth will continue. These and other factors could have a negative impact on the Funds' performance and increase the volatility of an investment in a Fund.

Investments in China. The Chinese Yuan Fund seeks to achieve its investment objective by investing in very short term money market instruments denominated in Chinese Yuan and/or investments designed to provide exposure to Chinese currency and money market rates. The International Developing Markets Fund may also invest a portion of its assets in Chinese markets or instruments designed to provide exposure to these markets. Investing in China involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or currency markets. These risks include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater governmental involvement in and control over the economy, interest rates and currency exchange rates, (iii) controls on foreign investment and limitations on repatriation of invested capital; (iv) greater social, economic and political uncertainty (including the risk of war);
(v) dependency on exports and the corresponding importance of international trade; (vi) currency exchange rate fluctuations; and (vii) the risk that certain companies in which the Fund may invest may have dealings with countries subject to sanctions or embargoes imposed by the U.S. government or identified as state sponsors of terrorism. The government of China maintains strict currency

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controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government's actions in this respect may not be transparent or predictable. As a result, the value of the Yuan, and the value of instruments designed to provide exposure to the Yuan, can change quickly and arbitrarily. Furthermore, it is difficult for foreign investors to directly access money market instruments in China because of investment and trading restrictions. While the economy of China has enjoyed substantial economic growth in recent years there can be no guarantee this growth will continue. These and other factors may decrease the value and liquidity of the Fund's investments, and therefore the value and liquidity of your investment in the Fund.


Investments in India. The Indian Rupee Fund seeks to achieve its investment objective by investing in very short term money market instruments denominated in Indian Rupee and/or investments designed to provide exposure to Indian currency and money market rates. The International Developing Markets Fund may also invest a portion of its assets in Indian markets or instruments designed to provide exposure to these markets. Investments in India involve special considerations not typically associated with investing in countries with more established economies or currency markets. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. Agriculture occupies a prominent position in the Indian economy and the Indian economy therefore may be negatively affected by adverse weather conditions. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. While the Indian government has implemented economic structural reform with the objective of liberalizing India's exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. While the government of India is moving to a more liberal approach, it still places restrictions on the capability and capacity of foreign investors to access and trade Rupee directly. Foreign investors in India still face burdensome taxes on investments in income producing instruments. While the economy of India has enjoyed substantial economic growth in recent years there can be no guarantee this growth will continue. These and other factors may decrease the value and liquidity of the Fund's investments, and therefore the value and liquidity of your investment in the Fund.

Investments in South Africa. The South Africa Rand Fund seeks to achieve its investment objective by investing in very short term money market instruments denominated in South African Rand and/or investments designed to provide exposure to South African currency and money market rates. The International Developing Markets Fund may also invest a portion of its assets in South African markets or instruments designed to provide exposure to these markets. Investing in South Africa involves special considerations not typically associated with investing in countries with more established economies or currency markets.


Although South Africa is a developing country with a solid economic infrastructure (in some regards rivaling other developed countries) certain issues, such as unemployment, access to healthcare, limited economic opportunity, and other financial constraints, continue to present obstacles towards full economic development. There can be no assurance that initiatives by the

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government to address these issues will achieve the desired results. South
Africa's currency may be vulnerable to devaluation. While the economy of South Africa has enjoyed substantial economic growth in recent years there can be no guarantee this growth will continue. These and other factors could have a negative impact on the Funds' performance and increase the volatility of an investment in a Fund.


Investments in South Korea. The South Korea Won Fund seeks to achieve its investment objective by investing in very short term money market instruments denominated in South Korean Won and/or investments designed to provide exposure to South Korean currency and money market rates. The International Developing Markets Fund may also invest a portion of its assets in South Korean markets or instruments designed to provide exposure to these markets. Investment in South Korea involves special considerations not typically associated with investing in countries with more established economies or currency markets. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea's main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. Relations with North Korea could also have a significant impact on the economy of South Korea. While the economy of South Korea has enjoyed substantial economic growth in recent years there can be no guarantee this growth will continue. These and other factors could have a negative impact on the Funds' performance and increase the volatility of an investment in a Fund.


SPECIFIC INVESTMENT STRATEGIES. A description of certain investment strategies and types of investments that may be used by some or all of the Funds is set forth below.

U.S. Government Securities. Each Fund may purchase short-term obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government. U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Non-U.S. Government Securities and Securities of Supranational Entities. Each Fund may invest in short-term obligations issued or guaranteed by non-U.S. governments, agencies and instrumentalities. The U.S. Cash Funds do not intend to invest in non-U.S. government obligations, though they reserve the right to do so. Non-U.S. government obligations include direct obligations, as well as obligations guaranteed by a foreign government. These guarantees do not guarantee the market value of the obligations, which can increase or decrease in value. Securities issued by supranational entities include securities issued by organizations designated or supported by governmental entities to promote economic development and international financial institutions and related government agencies, such as the World Bank. These obligations are subject to varying degrees of credit risk and interest rate risk.


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Bank Deposits and Obligations. The Funds may invest in deposits and other obligations of U.S. and non-U.S. banks and financial institutions. Deposits and obligations of banks and financial institutions include certificates of deposit, time deposits, and bankers' acceptances. Certificates of deposit and time deposits represent an institutions obligation to repay funds deposited with it that earn a specified interest rate. Certificates of deposit are negotiable certificates, while time deposits are non-negotiable deposits. A banker's acceptance is a time draft drawn on and accepted by a bank that becomes a primary and unconditional liability of the bank upon acceptance. Iinvestments in obligations of non-U.S. banks and financial institutions may involve risks that are different from investments in obligations of U.S. banks. These risks include future unfavorable political and economic developments, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held in the Fund.

Commercial Paper. Commercial paper is an unsecured short-term promissory note with a fixed maturity of no more than 270 days issued by corporations, generally to finance short-term business needs. The commercial paper purchased by the U.S. Cash Funds and the International Funds (other than Developing Market Funds) generally will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality by the WisdomTree Asset Management or the Sub-Adviser. Normally, at least 95% of the paper held by these Funds will have secured the highest credit rating (e.g., Moody's "P-1" and S&P rating of "A-1").

If a security satisfies the rating requirement upon initial purchase and is subsequently downgraded, a Fund is not required to dispose of the security. In event of such an occurrence, the WisdomTree Asset Management or the Sub-Adviser will determine what action, including potential sale, is in the best interest of the Fund.

Each Fund may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by WisdomTree Asset Management or the Sub-Adviser pursuant to guidelines approved by the Company's Board of Directors. Commercial paper issues in which Each Fund may invest include securities issued by corporations without registration under the Securities Act of 1933 (the "Securities Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration, which is afforded by
Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

Corporate Debt Obligations. The funds also may invest in seasoned corporate debt obligations with less than a year remaining to maturity. Corporate debt securities are interest-bearing securities in which the corporate issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. Seasoned longer-term obligations will be limited to securities rated "A" or better by at least one of the recognized rating agencies. If a security satisfies the rating requirement upon initial purchase and is subsequently downgraded, a Fund is not required to dispose of the security. In event of such an occurrence, the WisdomTree Asset Management or the Sub-Adviser will determine what action, including potential sale, is in the best interest of the Fund.

Floating and Adjustable Rate Notes. The Funds may purchase floating rate and adjustable rate obligations, such as demand notes, bonds, and commercial paper. The securities may have outstanding maturities in excess of 397 days to the extent permitted by Rule 2a-7 under the 1940 Act. These securities may bear interest at a rate that resets based on standard money market indices or are remarketed at current market rates. They may permit the holder to demand payment of principal at any time or at specified intervals not exceeding 397 days. The issuer of such obligations may also have the right to prepay in its discretion the principal amount of the obligations plus any accrued interest,

Mortgage-Backed and Asset Backed Securities. Each Fund may invest in mortgage backed and asset-backed securities. Mortgage-backed securities are secured (or backed) by pools of commercial or residential mortgages. Asset-backed securities are secured (or backed) by other types of assets, such as automobile loans, installment sale contracts, credit card receivables or other similar assets. Mortgage-backed and asset-backed securities are issued by entities such as Ginnie Mae, Fannie Mae, the Federal Home Loan Mortgage Corporation, commercial banks, trusts, special purpose entities, finance companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks.

Investing in mortgage-backed and asset-backed securities is subject to credit risk and interest rate risk. They are also subject to risk of prepayment, which can change the nature and extent of the Fund's interest rate risk. The market for mortgage-backed securities may not be liquid under all interest rate scenarios, which may prevent the Fund from selling such securities held in its portfolio at times or prices that it desires.

Foreign Currency Transactions. Each Fund may engage in foreign currency transactions (though the U.S. Cash Funds do not intend to do so). Each Fund may invest directly in foreign currencies in the form of bank and financial institution deposits, certificates of deposit, and bankers acceptances denominated in a specified non-U.S. currency.

Each Fund may enter into foreign currency exchange transactions. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or by entering into forward currency contracts to purchase or sell foreign currencies or forward currency swaps to exchange cash flows based on the notional difference among two or more currencies.


Derivative Instruments. Each Fund may, but is not required to, use derivative instruments as part of its investment strategies. The WisdomTree Brazilian Real Fund, Chinese Yuan Fund, Indian Rupee Fund and Developing Markets Fund will likely have a greater portion of their assets invested through derivative instruments than the other Funds. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward currency contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements A Fund's use of derivative instruments will be underpinned by investments in short term, high-quality U.S. government obligations, repurchase agreements on such paper, and U.S. commercial paper.

Forward Currency Contracts. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date (usually less than one year) at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. Each Fund may enter into forward currency contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. The settlement of the contracts may occur with the delivery of a specified amount of currency or a net cash settlement in a base currency equivalent to the market value of the contract. Each Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated money market instruments in an attempt to obtain an investment result that is substantially similar to a direct investment in a foreign currency denominated instrument. This investment technique, if successful, creates a "synthetic" position in the particular foreign currency instrument the Fund is trying to duplicate.

Currency and Interest Rate Swaps. Each of the Funds may enter into swap agreements, including interest rate swaps and currency swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. Dollar and the British Pound Sterling). Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, and money market instruments without actually purchasing such currencies or instruments. Each International Cash Fund is likely to use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund's investments and its share price.

Currency Options. Each Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.

Futures Contracts and Options on Futures Contracts. The International Cash Funds may use futures contracts and related options: (i) to attempt to gain exposure to foreign currencies, (ii) to attempt to gain exposure to a particular market, instrument or index, and (iii) for bona fide hedging and risk management purposes.

A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. An option on a futures contract gives the purchaser the right, in exchange for payment of a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or instrument at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or instrument at any time during the option period.

Repurchase Agreements. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Although they are collateralized, repurchase agreements are subject to market and credit risk.. For purposes of the Investment Company Act, a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement. The aggregate value of all of the Fund's repurchase agreements may not exceed 33 1/3% of the value of the Fund's total assets. As discussed below, the Fund may not invest more than 15% of its net assets in illiquid securities. A repurchase agreement maturing in more than seven days may be considered an illiquid security.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, Reverse repurchase agreements are a type of borrowing in a Fund sells securities to a third party and agrees to repurchase the securities from the third party at an agreed upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will maintain the segregation, either on its records or with the Trust's custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when that Fund seeks to repurchase.

Securities Lending. Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. Loans of portfolio securities provide the Funds with the opportunity to earn additional income on the Fund's portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. A Fund will generally not have the right to vote securities while they are being loaned. The aggregate value of all securities on loan may not exceed 33 1/3% of the value of the Fund's total assets.

Investment Company Securities. Each Fund may invest in the securities of other investment companies (including money market funds). The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund's total assets in any single investment company and no more than 10% in any combination of two or more investment companies. All Funds may invest in the securities of open-end funds (including money market funds) as permitted under the 1940 Act. Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.

Future Developments. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in each Fund's Prospectus, provided they are consistent with the Fund's investment objective and do not violate any fundamental investment restrictions or policies.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of the Sub-Adviser. The Trust has delegated to the Sub-Adviser the authority and responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund's proxy voting guidelines and the Sub-Adviser's role in implementing such guidelines.

The Sub-Adviser understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager. The Sub-Adviser has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process and procedures.

The Sub-Adviser or its designated agent is currently performing certain proxy-related services pursuant to these procedures, including providing research and making voting determinations in accordance with the proxy voting guidelines, voting and submitting proxies and related administrative and recordkeeping functions. If the guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with an independent third party's recommendations. The Sub-Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Sub-Adviser and a Fund as to how proxies are voted. If an investment professional (a portfolio manager, the Sub-Adviser's Chief

Investment Officer or other investment professional) believes that it may be in the best interest of a Fund to vote in a manner inconsistent with the independent third party's recommendations, such investment professional must contact the Proxy Committee and complete a questionnaire to allow the Proxy Committee to review the recommendation and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between the Sub-Adviser and the Fund with respect to the voting of the proxy in that manner. If the proxy guidelines do not address how a proxy should be voted and the independent third party refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After making such a determination, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between the Sub-Adviser and the Fund with respect to the voting of the proxy in that manner.

Although the proxy guidelines detail numerous specific instances and possible proposals, the guidelines provide that the Funds will generally vote "for" management proposals on routine business; case by case on management proposals related to directors (though "for" routine matters and "against" classification of the Board); case by case on management proposals related to a company's capitalization, reorganizations or merger proposals, and non-salary compensation issues; "against" management proposals on anti-takeover related proposals; and "against" or case by case on most shareholder proposals, including social issues. A complete copy of the Proxy Policy may be obtained by calling 1-866-909-9473.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust's website at www.wisdomtree.com. The Funds' Form N-PX is also available on the SEC's website at www.sec.gov.

PORTFOLIO HOLDING DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the "Policy") with respect to each Fund to prevent possible disclosure and misuse of material non-public information concerning each Fund's portfolio holdings. This Policy applies to all officers, employees and agents of each Fund. This includes the Funds' investment adviser, WisdomTree Asset Management and any Sub-Adviser (together, for purposes of this Policy, the "Advisers").

Purpose of the Policy. Each Fund's current portfolio holdings may be material non-public information and, if so, must not be selectively disclosed, except in accordance with the Policy or as otherwise required by state law or federal securities laws. The Policy is designed to prevent the possible misuse of knowledge of a Fund's portfolio holdings and to ensure that the interests of the Fund's Advisers, distributor, ALPS Distributors, Inc. (the "Distributor"), or any affiliated person of the Fund, the Advisers or the Distributor, are not placed above those of the Fund's shareholders.

General. Each Fund's portfolio holdings information must be disclosed in a manner that: (i) is consistent with applicable legal requirements and in the best interests of the Fund's shareholders;

(ii) does not put the interests of the Fund's Advisers or the Distributor, or any affiliated person of the Fund, the Advisers or the Distributor, above those of the Fund's shareholders; (iii) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units (defined below), as contemplated by the WisdomTree Exceptive Orders and discussed below; and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect.

The "entities" referred to in sub-section (iii) above are generally limited to National Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors (known as "Authorized Participants") that have been authorized by the Distributor to purchase and redeem large blocks of shares, known as "Creation Units", pursuant to legal requirements, including the WisdomTree Exemptive Orders granted by the SEC pursuant to which each Fund offers and redeems its shares, and other institutional market participants and entities that provide information services.

The Funds' Chief Compliance Officer may authorize disclosure of portfolio holdings.

Disclosure of Portfolio Holdings to Service Providers. Each business day, information about each Fund's portfolio holdings will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects each Fund's anticipated portfolio holdings on the following business day, though it may not represent a pro rata portion of such portfolio.

Daily access to information concerning the Fund's portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Advisers, the Distributor and the Fund's administrator, custodian and accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the WisdomTree Exemptive Orders, agreements with the Fund, and the terms of the Trust's current registration statement.

Online Disclosure of Ten Largest Holdings. Each Fund may disclose its complete portfolio holdings and its ten largest portfolio holdings and the percentages that each of these ten largest portfolio holdings represent of the Fund's total assets as of the close of the prior business day, the following business day, or as soon as practicable thereafter, online at www.wisdomtree.com. Online disclosure of such holdings is freely available to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations.

Disclosure of Portfolio Holdings As Required by Applicable Law. Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund's fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

Prohibitions on Disclosure of Portfolio Holdings. No person is authorized to disclose a Fund's portfolio holdings or other investment positions (whether in writing, by fax, by e-mail, orally, or by other means) except in accordance with the Policy.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in each Fund's Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, other than with respect to a Fund's limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

Each Fund's fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund's outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its underlying Index without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

Each Fund, as a fundamental investment policy, may not:

     Senior Securities

     Issue senior securities, except as permitted under the 1940 Act.

     Borrowing

     Borrow money, except as permitted under the 1940 Act.

     Underwriting

     Act as an underwriter of another issuer's securities, except to the extent that each Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

     Concentration

     Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     Real Estate

     Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

     Commodities

     Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

     Loans

     Lend any security or make any other loan except as permitted under the Investment Company Act of 1940.

     By way of example (but not as a statement of the actual fundamental policy), this means that, if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund's investment policies.

Non-Fundamental Policies. The following investment policy is not fundamental and MAY be changed without shareholder approval.

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund's name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and trade day raise certain issues under applicable securities laws. Because new Creation unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market strikes demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Trustees and Officers. The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 48 Wall Street, 11th Floor, New York, NY 10005.

Interested Trustee and Officers

                                                                                  Number of
                                                                                  Portfolios
                                        Term of                                   in Fund
                                        office                                    Complex     Other
                                        and                                       Overseen    Directorships
                                        Length                                    by Trustee  Held by
Name                                    of Time  Principal Occupation(s) During   and         Trustee and
(year of birth)            Position     Served   the Past 5 Years                 Officer     Officer
-------------------------  -----------  -------  -------------------------------  ----------  ---------------------
Jonathan Steinberg (1964)  Trustee,     Trustee  Chief Executive Officer of       [__]        None.
                           President*   since    WisdomTree Investments, Inc.
                                        2005     (formerly, Index Development
                                                 Partners, Inc.) and Director
                                                 of WisdomTree Investments,
                                                 Inc. since 1989.

                           Interim               Chief Operating Officer and
Bruce Lavine               Treasurer*;           President of WisdomTree          [__]        None.
(1966)                     Interim               Investments, Inc. (formerly
                           Assistant             Index Development Partners,
                           Secretary             Inc.) since May 2006; Barclays
                                                 Global Investors: Head of New
                                                 Markets from 2005 to 2006;
                                                 Head of iShares Exchange
                                                 Traded Funds, Europe from 2003
                                                 to 2006; Chief Financial
                                                 Officer and Director of New
                                                 Product Development from 1999
                                                 to 2003

Richard Morris (1967)      Secretary*,  Officer  Deputy General Counsel of        [__]        None.
                           Chief        since    WisdomTree Investments, Inc.
                           Legal        2005     since 2005; Senior Counsel at
                           Officer*              Barclays Global Investors,
                                                 N.A. from 2002 to 2005;
                                                 Counsel at Barclays Global
                                                 Investors, N.A. from 2000 to
                                                 2001.

----------
*    Elected by and serves at the pleasure of the Board of Trustees.

Independent Trustees.

                                                                                  Number of
                                                                                  Portfolios
                                        Term of                                   in Fund
                                        office                                    Complex     Other
                                        and                                       Overseen    Directorships
                                        Length                                    by Trustee  Held by
Name (year of                           of Time  Principal Occupation(s) During   and         Trustee and
birth)                     Position     Served   the Past 5 Years                 Officer     Officer
-------------------------  -----------  -------  -------------------------------  ----------  ---------------------
Gregory Barton (1961)*     Trustee      Trustee  Executive Vice President of      [__]        None.
                                        since    Licensing and Legal Affairs,
                                        2006     General Counsel and Secretary
                                                 of Ziff Davis Media Inc. from
                                                 2003-2007; Executive Vice
                                                 President of Legal Affairs,
                                                 General Counsel and Secretary
                                                 of Ziff Davis Media Inc. from
                                                 2002 to 2003; President (2001
                                                 to 2002), Chief Financial
                                                 Officer (2000 to 2002), Vice
                                                 President of Business
                                                 Development (1999 to 2001) and
                                                 General Counsel and Secretary
                                                 (1998 to 2002) of WisdomTree
                                                 Investments, Inc. (formerly,
                                                 Index Development Partners,
                                                 Inc.)

Toni Massaro (1955)**      Trustee      Trustee  Dean at University of Arizona    [__]        None.
                                                 James since E. Rogers College
                                                 of Law since 1999; 2006
                                                 Professor at University of
                                                 Arizona James E. Rogers
                                                 College of Law since 1990.

Victor Ugolyn (1947)       Trustee,     Trustee  President and Chief Executive    [__]        Trustee on Board of
                           Chairman of  since    Officer of William D. Witter,                Trustees of Naismith
                           the Board    2006     Inc. 2005 to August 2006;                    Memorial Basketball
                           of Trustees           Consultant to AXA Enterprise                 Hall of Fame; Member
                                                 in 2004; Chairman, President                 of the Board of
                                                 and Chief Executive Officer of               Overseers of the
                                                 Enterprise Capital Management                Hoover Institution at
                                                 (subsidiary of The MONY Group,               Stanford University.
                                                 Inc.) and Enterprise Group of
                                                 Funds, Chairman of MONY
                                                 Securities Corporation, and
                                                 Chairman of the Fund Board of
                                                 Enterprise Group of Funds from
                                                 1991 to 2004.

----------
*    Chair of the Audit Committee.
**   Chair of the Governance and Nominating Committee.

The following table sets forth, as of December 31, 2007 the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

                                                  Aggregate Dollar Range of Equity Securities in All
                        Dollar Range of Equity    Registered Investment Companies Overseen by
Name of Trustee         Securities in the Funds   Trustee in Family of Investment Companies
---------------------   -----------------------   --------------------------------------------------
Interested Trustee:
Jonathan Steinberg      NONE.                     Over $100,000
Independent Trustees:
Gregory Barton          NONE.                     Over $100,000
Toni Massaro            NONE.                     $0 - $10,000
Victor Ugolyn           NONE.                     $50,001 - $100,000

As of [___] none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or their immediate family members owned beneficially or of record any securities of WisdomTree Asset Management, the Sub-Adviser, the Distributor, or any person controlling, controlled by or under control with WisdomTree Asset Management, the Sub-Adviser or the Distributor.

The Board of Trustees of the Trust met six times during the Trust's fiscal year ended March 31, 2007.

Committees of the Board of Trustees

Audit Committee. Each Independent Trustee is a member of the Trust's Audit Committee (the "Audit Committee"). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust's independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee's responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds' financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust's compliance with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal control over financial reporting and independent audits;
(iv) approve prior to appointment the engagement of the Trust's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust's independent auditors; and (vi) act as a liaison between the Trust's independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The Audit Committee has retained independent legal counsel to assist it in connection with these duties. During the fiscal year ended March 31, 2007, the Audit Committee held one meeting.

Governance and Nominating Committee. Each Independent Trustee is also a member of the Trust's Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust's Independent Trustees, the Nominating Committee may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act"), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. During the fiscal year ended March 31, 2007, the Nominating Committee held one meeting.

Approval of Investment Advisory Agreement and Sub-Advisory Agreement. The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve the Trust's Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Agreements"). In addition, the Trust's Board of Trustees will receive, review and evaluate information concerning the services and personnel of the Investment Adviser and the Sub-Adviser at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust's investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Adviser and the Trust's investment arrangements is an ongoing one. In this regard, the Board's consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Adviser under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement.

[To be updated by amendment.]

Remuneration of Trustees. Pursuant to its Investment Advisory Agreement with the Trust, WisdomTree Asset Management pays all compensation of officers and employees of the Trust as well as the fees of all Trustees of the Trust who are affiliated persons of WisdomTree Investments or its subsidiaries.

Each Independent Trustee receives annual compensation of $110,000. The Audit Committee Chairman will be paid an additional 10per cent of this amount and the Independent Chairman of the Board will be paid an additional 50 per cent of this amount. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings. Previously, each Independent Trustee received annual compensation of $40,000. The Audit Committee Chairman will be paid an additional 10 per cent of this amount and the Independent Chairman of the Board will be paid an additional 50 per cent of this amount.

The following table sets forth the fees paid to each Trustee through the end of the Trust's first full fiscal year ended March 31, 2007.

                                      Pension or
                                      Retirement                            Total
                     Aggregate        Benefits Accrued   Estimated Annual   Compensation
Name of Interested   Compensation     As Part of         Benefits upon      From the Funds
Trustee              from the Trust   Company Expenses   Retirement         and Fund Complex
------------------   --------------   ----------------   ----------------   -----------------
Jonathan Steinberg   None             None               None               None

                                      Pension or
                                      Retirement                            Total
Name of              Aggregate        Benefits Accrued   Estimated Annual   Compensation
Independent          Compensation     As Part of         Benefits upon      From the Funds
Trustee              from the Trust   Company Expenses   Retirement         and Fund Complex
--------------       --------------   ----------------   ----------------   ----------------
Gregory Barton       $44,000          None               None               $44,000
Toni Massaro         $40,000          None               None               $40,000
Victor Ugolyn        $60,000          None               None               $60,000

Trustees and officers of the Trust collectively owned less than 1% of each of the Trust's outstanding shares as of December 31, 2007.

Control Persons and Principal Holders of Securities. The name and percentage of each Depository Trust Company ("DTC") participant that owns of record 5% or more of the outstanding shares of a Fund is not yet available.

Investment Adviser. WisdomTree Asset Management serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and WisdomTree Asset Management. WisdomTree Asset Management, which does not manage any other investment companies and has limited experience as an investment adviser, is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and has offices located at 48 Wall Street, 11th Floor, New York, NY 10005.

Under the Investment Advisory Agreement, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Each Fund pays WisdomTree Asset Management the Management Fee indicated below.

Name of Fund                              Management Fee
--------------------------------------------------------
WisdomTree U.S. Cash Fund
WisdomTree U.S. Government Cash Fund
WisdomTree Australian Dollar Fund
WisdomTree Brazilian Real Fund
WisdomTree British Pound Fund
WisdomTree Canadian Dollar Fund
WisdomTree Chinese Yuan Fund

WisdomTree Euro Fund
WisdomTree Indian Rupee Fund
WisdomTree Japanese Yen Fund
WisdomTree New Zealand Dollar Fund
WisdomTree South African Rand Fund
WisdomTree South Korean Won Fund
WisdomTree Developing Markets Fund

WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust's chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule12b-1 under the 1940 Act; and (viii) the advisory fee payable to WisdomTree Asset Management. Pursuant to a separate contractual arrangement WisdomTree arranges for the provision of chief compliance officer ("CCO") services to the Trust, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a fee paid by each Fund of up to ______% of the Fund's average daily net assets.

The Investment Advisory Agreement with respect to the Funds continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Investment Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to any Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by WisdomTree Asset Management, in each case on not less than 30 days nor more than 60 days prior written notice to the other party; provided, that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its "assignment" (as defined in the 1940 Act).

Sub-Adviser. [Sub-Adviser -To Be Completed by Amendment]

[ _________Advisor serves as the sub-adviser for each Fund (the "Sub-Adviser"). ______ has its principal place of business at ____. _______ began offering investment services in the ___ and as of _________ managed more that $___________ in investments for institutions and individuals. [_____ is a subsidiary of ______.] The Sub-Adviser chooses each Fund's portfolio investments and places orders to buy and sell the Fund's portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds in accordance with the table set forth below.]

The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the Funds:

     o __ basis points (____%) of the first $__ million in the total daily net assets of all Funds; and

     o __basis points (__%) of the combined daily net assets of all Funds in excess of $ __ million.

_____believes that it may perform Sub-Advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent ____from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment Sub-Advisory agreement would be subject to shareholder approval.

Portfolio Managers. Each Fund is managed by the Sub-Adviser's _____ Management Division. The __ most senior members are _____

The Portfolio Managers are required to manage each Fund to meet the investment objective stated in its prospectus. Each Portfolio Manager on the team is authorized to make investment decisions for all portfolios managed by the team. No member of the Portfolio Management team manages assets outside of the team. Mr. ____ manages the team. Each Portfolio Manager has managed each Fund since its inception.

Including the WisdomTree portfolios, as of ________________, the ____team managed other registered investment companies with approximately $___ billion in assets; twenty-five pooled investment vehicles with approximately $____ billion in assets and one hundred seventy-one other accounts with approximately $____ billion in assets.

Portfolio Manager Fund Ownership. As of _____________, the dollar range of securities beneficially owned by the following Portfolio Managers in the Trust is as follows:

Portfolio Manager   Dollar Range of Securities Beneficially Owned
-----------------   ---------------------------------------------
                    ____
                    ____
                    ____
                    ____
                    ____

Portfolio Manager Compensation. As of _____________, the Sub-Adviser's Portfolio Managers' compensation generally consists of base salary, bonus, and various long-term incentive compensation vehicles, if eligible. In addition, Portfolio Managers are eligible for the standard retirement benefits and health and welfare benefits available to all Sub-Adviser employees. In the case of Portfolio Managers responsible for managing the Funds and managed accounts, the method used to determine their compensation is the same for all Funds and investment accounts. A Portfolio Manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by the Sub-Adviser. A Portfolio Manager's base salary is generally a fixed amount that may change as a result of periodic reviews, upon assumption of new duties, or when a market adjustment of the position occurs. A Portfolio Manager's bonus is determined by a number of factors. One factor is gross, pre-tax performance of a fund relative to expectations for how the fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in a fund's portfolio. For each Fund, the performance factor depends on how the Portfolio Manager performs relative to the Fund's benchmark and the Fund's peer group, over one-year and three-year time periods. Additional factors include the Portfolio Manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The bonus is paid on an annual basis.

The Portfolio Managers for each Fund manage multiple portfolios for multiple clients. These accounts may include investment companies, separate accounts (assets managed on behalf of individuals and institutions such as pension funds, insurance companies and foundations), and bank collective and common trust accounts. Each Portfolio Manager generally manages portfolios having substantially the same investment style as the relevant Fund. However, the portfolios managed by a Portfolio Manager may not have portfolio compositions identical to those of the Fund(s) managed by the Portfolio Manager due, for example, to specific investment limitations or guidelines present in some portfolio or Funds but not others. The Portfolio Managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A Portfolio Manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a Portfolio Manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the Sub-Advisory fees paid by a Fund. However, the compensation structure for Portfolio Managers generally does not provide any incentive to favor one account over another because that part of a Portfolio Manager's bonus based on performance is not based on the performance of one account to the exclusion of others.

Code of Ethics. The Trust, WisdomTree Asset Management, the Sub-Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Employees subject to the Codes of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator,Custodian and Transfer Agent. The Bank of New York serves as administrator, custodian and transfer agent for the Trust. BNY's principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNY maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. BNY is required, upon the order of the Trust, to deliver securities held by BNY and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, BNY is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY acts as transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY receives certain out of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust's custody account with BNY.

Distributor. ALPS Distributors, Inc. ("Distributor") is the distributor of shares of the Trust. Its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the National Association of Securities Dealers, Inc. ("NASD"). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, nor any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

WisdomTree Asset Management may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

BROKERAGE TRANSACTIONS

The Sub-Adviser assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005. The Trust currently is comprised of [__] Funds. Each Fund issues shares of beneficial interest, with $0.001 par value. The Board may designate additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund's shares, a holder of shares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc. at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the1934 Act and the SEC's rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by majority vote of the Board of Trustees or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

Role of DTC. DTC Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day on which the national securities exchange on which the Fund is listed for trading (each a "Listing Exchange") is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit The consideration for purchase of Creation Unit Aggregations of a Fund consists of the in-kind deposit of a designated portfolio of money market instruments (the "Deposit Securities") closely approximating the holdings of the Fund an amount of cash denominated in U.S. dollars (the "Cash Component") computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

Each Fund, through the National Securities Clearing Corporation makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the current Fund Deposit for each Fund. Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

Each Fund may issue and redeem Creation Units in exchange for a basket of cash denominated in U.S. dollars. Each International Cash Fund also may issue and redeem Creation Units in exchange for a designated basket of non-U.S. currency and an amount of U.S. cash. In such cases, the basket of U.S. cash or non-U.S. currency is also referred to herein as the "Deposit Securities" and, together with the Cash Component, the "Fund Deposit." Each Fund may also accept a basket of money market instruments, non-U.S. currency or cash denominated in U.S. dollars that differs from the composition of the published basket.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash denominated in U.S. dollars (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security. For example, the Trust reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations.


Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant and must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement"). A DTC Participant that has executed a Participant Agreement is referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Unit Aggregations generally must be received by the Distributor no later than 10:30 a.m. Eastern time on any Business Day to receive that day's next determined NAV. On days when a Listing Exchange or the bond markets close earlier than normal the Funds may require purchase orders to be placed earlier in the day. Orders must be transmitted by an Authorized Participant pursuant to procedures set forth in the Participant Agreement. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. An order to create Creation Unit Aggregations is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor in proper form not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government obligations), through DTC (for corporate securities) or through a central depository, such as Euroclear (for non-U.S. securities). The Fund Deposit generally must be delivered no later than 10:00 a.m., Eastern time, on the "Settlement Date" or such other time as specified by the Trust. The Settlement Date for the Funds is typically the first

Business Day following the Transmittal Date ("T + 1"), though each Fund reserves the right to settle transactions on a basis other than T+1. In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

If BNY does not receive both the required Deposit Securities and the Cash Component by the specified time on the Settlement Date, the Trust may cancel or revoke acceptance of such order. Upon written notice to the Distributor, such canceled or revoked order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash (or an equivalent amount of non-U.S. currency) must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least105%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit") with the Fund pending delivery of any missing Deposit Securities. The Authorized Participant must deposit with BNY the appropriate amount of federal funds by 10:00 a.m. (or such other time as specified by the Trust) on the Settlement Date. If BNY does not receive the Additional Cash Deposit in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of U.S. cash (or an equivalent amount of non-U.S. currency) shall be required to be deposited with BNY, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which the Trust may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by the specified time on the Settlement Date, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by BNY or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases.

Placement of Creation Orders for International Cash Funds. For each International Currency Fund, BNY shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). When a non-U.S. market is closed due to local market holidays, the settlement process for Fund Securities in that market will not commence until the end of the local holiday period.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BNY, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNY or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, BNY, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. Each Fund imposes a "Transaction Fee" on investors purchasing or redeeming Creation Units. For this reason, investors purchasing or redeeming through the DTC Process generally will pay a higher Transaction Fee than will investors doing so through the NSCC Process. The Transaction Fee will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the Funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits an in-kind purchaser to deposit cash in lieu of depositing one or more Deposit Securities, the purchaser may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying those particular Deposit Securities. Transaction Fees will differ for each Fund, depending on the transaction expenses related to each Fund's portfolio securities. Every purchaser of a Creation Unit will receive a Prospectus that contains complete disclosure about the Transaction Fee, including the maximum amount of the Transaction Fee charged by the Fund. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the standard and maximum creation transaction fee for each of the Funds.

                                                 Approximate         Standard               Maximum
                                                 Value of One   Creation/Redemption   Creation/Redemption
Name of Fund                                    Creation Unit     Transaction Fee       Transaction Fee
---------------------------------------------   -------------   -------------------   -------------------
WisdomTree U.S. Cash Income Fund                    $                  $                    $
WisdomTree U.S. Government Cash Fund                $                  $                    $
WisdomTree Australian Dollar Fund                   $                  $                    $
WisdomTree Brazilian Real Fund                      $                  $                    $
WisdomTree British Pound Sterling Fund              $                  $                    $
WisdomTree Canadian Dollar Fund                     $                  $                    $
WisdomTree Chinese Yuan Fund                        $                  $                    $
WisdomTree Euro Fund                                $                  $                    $
WisdomTree Indian Rupee Fund                        $                  $                    $
WisdomTree Japanese Yen Fund                        $                  $                    $
WisdomTree New Zealand Dollar Fund                  $                  $                    $
WisdomTree South Africa Rand Fund                   $                  $                    $
WisdomTree South Korea Won Fund                     $                  $                    $
WisdomTree Developing Markets Fund                  $                  $                    $

Placement of Redemption Orders. The process to redeem Creation Unit Aggregations works much like the process to purchase Creation Unit Aggregations, but in reverse. Orders to redeem Creation Unit Aggregations of the Funds must be delivered through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of a Fund is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY (in its capacity as Transfer Agent) not later than the 10:30 a.m. on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made thought to BNY no later than 13:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and
(iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming Authorized Participants generally will be made on a T + 1 settlement basis. Due to the schedule of holidays in certain countries, however, the delivery of redemption proceeds for certain International Cash Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds' Transfer Agent, the Transfer Agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible.

Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 105%, which WisdomTree Asset Management may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars (or at the discretion of the Trust non-U.S. currency in an equivalent amount) in immediately-available funds and shall be held by BNY and marked to market daily. The fees of BNY and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Trust, on behalf of the affected Fund, is permitted to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

If the requisite number of shares of the relevant Fund are not delivered on the Transmittal Date as described above a Fund may reject or revoke acceptance of the redemption request. If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in U.S. cash (or in the case of the International Cash Funds, an equivalent amount of non-U.S. currency), and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash (or in the case of the International Cash Funds, an equivalent amount of non-U.S. currency. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of T+1 . Each Fund may affect deliveries of Creation Units and Portfolio Securities on a basis other than T + 1 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period. The Funds will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TAXES

Registered Investment Company Qualifications. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the IRC. To qualify for treatment as a RIC, each Fund must distribute with respect to each taxable year at least 90% of its net investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid-generally, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of each Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of each Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and
(b) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer or two or more issuers that are controlled by each Fund (within the meaning of Section 851(c)(2) of the IRC), and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships.

Taxation of RICs. If a Fund qualifies as a RIC, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of each Fund's current and accumulated earnings and profits. In such event, distributions to individuals should potentially qualify as qualified dividend income and distributions to corporate shareholders generally should potentially be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its net capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or net capital gains are not distributed. However, the Fund may designate the retained amount of net capital gains as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made to the Fund's Shareholder in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Excise Tax. Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Back-Up Withholding. In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service; (iii) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the IRC, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Qualified Dividend Income. Distributions by each Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent each Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that at either the Fund or shareholder level (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder),
(ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the IRC, or (iv) the dividend is received by the Fund from a foreign corporation that is treated as a passive foreign investment company. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by each Fund of its net short-term capital gains will be taxable as ordinary income. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains.

Corporate Dividends Received Deduction. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Funds Holding Foreign Investments. Each Fund, but in particular the International Cash Funds, may be subject to foreign income taxes withheld at the source. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of foreign stocks or securities, the Fund will be eligible to make an election to pass through such tax to its shareholders. Each Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the shares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fifteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Fund's foreign income taxes. A foreign person who invests in a Fund that elects to "pass through" its foreign taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes.

Under Section 988 of the IRC, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities denominated in foreign currency, or, unless the Fund elects otherwise, on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Federal Tax Treatment of Complex Securities. Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from certain futures and options contracts required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of certain swaps is uncertain. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. The Trust intends to monitor developments in this area. Certain requirements that must be met under the Internal Revenue Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

It is anticipated that any net gain realized from the closing out of futures or options contracts entered into by the Funds will be considered qualifying income for purposes of the 90% requirement for a Fund to qualify as a RIC.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year on futures or options transactions that are subject to the mark-to-market rule). Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

The qualifying income and diversification requirements applicable to a Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

Non-U.S. Shareholders. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of a Fund. Each Fund will withhold a tax at a rate of 30% (or lower under a tax treaty) on all ordinary dividend distributions to non-U.S. persons. The withholding obligation generally does not apply to properly designated dividends derived from certain interest income of the Fund or from short-term capital gains of the Fund which are paid with respect to Fund years beginning before January 1, 2008. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including understate, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

DETERMINATION OF NAV

The NAV of each Fund's shares generally is calculated once daily Monday through Friday as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the "NAV Calculation Time"). NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding.

In calculating a Fund's NAV, Fund investments generally are valued using market valuations. Short-term debt instruments with remaining maturities of 60 days or less generally are valued on the basis of amortized cost. U.S. fixed income assets may be valued as of the announced closing time for such instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

When reliable market valuations are not readily available or are not deemed to reflect current market values, the affected investments will be valued in accordance with the Fund's pricing policy and procedures. For these purposes, a price based on amortized cost is considered a market valuation. Instruments that may be valued using fair value pricing may include, but are not limited to, instruments for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and instruments affected by "significant events." An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund's next NAV calculation time that may materially affect the value of a Fund's investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

DIVIDENDS AND DISTRIBUTIONS

Each Fund pays out dividends, if any, to investors at least annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

Financial highlights are not yet available for the Funds because they had not yet commenced operations as of the date of this SAI.

MISCELLANEOUS INFORMATION

Counsel. Ropes & Gray LLP, 1211 Avenue of the Americas, New York, New York 10036 is counsel to the Trust.

Independent Registered Public Accounting Firm _________________ serves as the independent auditor of the Trust.

Item 23.    Exhibits

Exhibit
Number      Description

(a)(1) Trust Instrument of the Registrant dated December 15, 2005 is incorporated herein by reference to exhibit (a) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(2) Certificate of Trust as filed with the State of Delaware on December 15, 2005 is incorporated herein by reference to exhibit (a)(2) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(3) Schedule A to the Trust Instrument dated December 15, 2005 is incorporated herein by reference to exhibit (a)(3) of the Registrant's Post-Effective Amendment No. 6 filed on August 6, 2007.

(b) By-Laws of the Registrant is incorporated herein by reference to exhibit
(b)of Registrant's Initial Registration Statement on Form N-1A filed on March 13,2006.

(c) Portions of the Trust Instrument and By-Laws of the Registrant defining the rights of holders of shares of the Registrant (Reference is made to Article II Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant's Trust Instrument, filed as Exhibit (a)(1) to Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006; and to Articles I, V, and VI of the Registrant's By-Laws, filed as Exhibit (b) to Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.)

(d)(1) Investment Advisory Agreement between the Registrant (on behalf of all series except the WisdomTree India Earnings Fund) and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (d)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(d)(2) Investment Advisory Agreement Schedule (on behalf of all series except the WisdomTree India Earnings Fund) is incorporated herein by reference to exhibit (d)(2) of the Registrant's Post-Effective Amendment No. 7 filed on October 19, 2007.

(d)(3) Investment Advisory Agreement between the Registrant (on behalf WisdomTree India Earnings Fund)and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (d)(5) of Registrant's Post-Effective Amendment No. 10 filed on January 3, 2008.

(d)(4) Investment Advisory Agreement between the Registrant(on behalf of the WisdomTree Currency Funds)and WisdomTree Asset Management, Inc.*

(d)(5) Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and BNY Investment Advisors (on behalf of all series except the WisdomTree Currency Funds) is incorporated herein by reference to exhibit (d)(3) of Registrant's Post-Effective Amendment No. 10 filed on January 3, 2008.

(d)(6) Sub-Advisory Agreement Appendix A (on behalf of all series except the WisdomTree Currency Funds)is incorporated herein by reference to exhibit (d)(4) of Registrant's Post-Effective Amendment No. 10 filed on January 3, 2008.

(d)(7) Sub-Advisory Agreement Appendix A (on behalf of the WisdomTree Currency Funds).*

(e)(1) Distribution Agreement between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to exhibit (e)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(e)(2) Distribution Agreement Schedule (on behalf of all series except the WisdomTree Currency Funds)is incorporated herein by reference to exhibit (e)(2) of Registrant's Post-Effective Amendment No. 10 filed on January 3, 2008.

(e)(3) Distribution Agreement Schedule(on behalf of the WisdomTree Currency Funds).*

(e)(4) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e)(2) of Registrant's Initial Registration Statement on Form N-1A filed on March 13, 2006.

(f) Not applicable.

(g)(1) Custody Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(2) Custody Agreement Schedule (on behalf of all series except the WisdomTree Currency Funds)is incorporated herein by reference to exhibit (g)(2) of Registrant's Post-Effective Amendment No. 10 filed on January 3, 2008.

(g)(3) Custody Agreement Schedule (on behalf of the WisdomTree Currency Funds).*

(g)(4) Foreign Custody Manager Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(2) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(4) Foreign Custody Manager Agreement Schedule (on behalf of all series except the WisdomTree Currency Funds)is incorporated herein by reference to exhibit (g)(4) of Registrant's Post-Effective Amendment No. 10 filed on January 3, 2008.

(g)(5) Foreign Custody Manager Agreement Schedule(on behalf of the WisdomTree Currency Funds).*

(h)(1) Administration and Accounting Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(1) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(2) Administration and Accounting Agreement Schedule (on behalf of all series except the WisdomTree Currency Funds)is incorporated herein by reference to exhibit (h)(2) of Registrant's Post-Effective Amendment No. 10 filed on January 3, 2008.

(h)(3) Administration and Accounting Agreement Schedule (on behalf of the WisdomTree Currency Funds).*

(h)(4) Transfer Agency and Service Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(2) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(5) Transfer Agency and Service Agreement Schedule (on behalf of all series except the WisdomTree Currency Funds)is incorporated herein by reference to exhibit (h)(4) of Registrant's Post-Effective Amendment No. 10 filed on January 3, 2008.

(h)(6) Transfer Agency and Service Agreement Schedule(on behalf of the WisdomTree Currency Funds).*

(h)(7) License Agreement between the Registrant and WisdomTree Investments, Inc is incorporated herein by reference to exhibit (h)(3) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(8) License Agreement Schedule (on behalf of all series except the WisdomTree Currency Funds)is incorporated herein by reference to exhibit (h)(6) of Registrant's Post-Effective Amendment No. 10 filed on January 3, 2008.

(h)(9) License Agreement Schedule (on behalf of the WisdomTree Currency Funds).*

(h)(10) Securities Lending Agency Agreement between the Registrant and UBS Securities LLC is incorporated herein by reference to exhibit (h)(4) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(11) Form of Securities Loan Agreement between the Registrant and UBS Securities LLC is incorporated herein by reference to exhibit (h)(5) of Registrant's Pre-Effective Amendment No. 1 filed on June 5, 2006.

(h)(12) Chief Compliance Officer Services Agreement between the Registrant and ALPS Funds Services, Inc. is incorporated herein by reference to exhibit (h)(6)) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(13) Chief Compliance Officer Services Agreement Schedule (on behalf of all series except the WisdomTree Currency Funds)is incorporated herein by reference to exhibit (h)(10) of Registrant's Post-Effective Amendment No. 10 filed on January 3, 2008.

(h)(14) Chief Compliance Officer Services Agreement Schedule (on behalf of WisdomTree Currency Funds).*

(h)(15) Index Methodology is incorporated herein by reference to exhibit (h)(8) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(16) Index Methodology (Earnings) is incorporated herein by reference to exhibit (h)(12) of Registrant's Post-Effective Amendment No. 4 filed on February 15, 2007.

(h)(17) Index Methodology (Currency).*

(h)(18) Services Agreement between the Registrant and WisdomTree Asset Management, Inc. is incorporated here by reference to Exhibit (h)(13) of Registrant's Post Effective Amendment No. 5 filed on July 30, 2007.

(i) Legal Opinion and Consent of _______, counsel to the Registrant.*

(j) Consent of _____________, independent registered public accounting firm for the Registrant.*

(k) Not applicable.

(l) Form of Letter of Representations between the Registrant and The Depository Trust Company is incorporated herein by reference to exhibit (l) of Registrant's Pre-Effective Amendment No. 2 filed on June 9, 2006.

(m) None.

(n) Not applicable.

(p) Code of Ethics of the Registrant is incorporated herein by reference to exhibit (p) of Registrant's Post-Effective Amendment No. 2 filed on September 29, 2006.

(q) Power of Attorney is incorporated herein be reference to exhibit (q) of Registrant's Post Effective Amendment No. 7 filed on October 19, 2007.

*    To be filed by Amendment.

Item 24.    Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 25.    Indemnification

Reference is made to Article IX of the Registrant's Trust Instrument included as Exhibit (a)(1) to this Registration Statement with respect to the indemnification of the Registrant's trustees and officers, which is set forth below:

Section 1.  LIMITATION OF LIABILITY.

All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Section 2.  INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

            (i) every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

            (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b)  No indemnification shall be provided hereunder to a Covered Person:

            (i) who has been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement,
(B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

Reference is made to Article VI of the Registrant's By-Laws included as Exhibit
(b) to this Registration Statement with respect to the indemnification of the Registrant's trustees and officers, which is set forth below:

Section 6.2. Limitation of Liability.

The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the

Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. ("WTAM"), 48 Wall Street, 11th Floor, New York, NY 10005, a wholly-owned subsidiary of WisdomTree Investments, Inc., is a registered investment adviser and serves as manager for all funds of the Registrant. The description of WTAM under the caption of "Management-Investment Adviser" in the Prospectus and under the caption "Management of the Trust" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Each of the directors and officers of WTAM will also have substantial responsibilities as directors and/or officers of WisdomTree Investments, Inc., 48 Wall Street, 11th Floor, New York, NY 10005. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


                          Position with WisdomTree        Principal Business(es) During
Name                      Asset Management, Inc.          the Last Two Fiscal Years
----                      ----------------------          -------------------------
Jonathan Steinberg        President, Chief Executive      Chief Executive Officer of
                          Officer and Director            WisdomTree Investments
                                                          (formerly, Index Development
                                                          Partners, Inc.); Director of
                                                          WisdomTree Investments, Inc.;
                                                          President of the WisdomTree
                                                          Funds since 2005

Bruce Lavine              Interim Treasurer and Chief     Interim Treasurer of the
                          Financial Officer               WisdomTree Funds since 2007; Chief
                                                          Operating Officer of WisdomTree
                                                          Investments, Inc, (formerly India
                                                          Development Partners, Inc.) Since May
                                                          2006; Barclays Global Investors, Head
                                                          of New Markets from 2003 to 2006.

Richard Morris            Deputy General Counsel,         Secretary and Chief Legal Officer
                          Chief Legal Officer             of the WisdomTree Funds since
                                                          2005; Deputy General Counsel of
                                                          WisdomTree Investments, Inc.
                                                          since 2005; Senior Counsel at
                                                          Barclays Global Investors, N.A.
                                                          from 2002 to 2005; Counsel at
                                                          Barclays Global Investors, N.A.
                                                          from 2000 to 2001.

WTAM, with the approval of the Registrant's board of trustees, selects the sub-adviser for the funds of the Registrant. BNY Investment Advisors serves as sub-adviser for the funds.

                          Position with BNY               Principal Business(es) During
Name                      Investment Advisors             the last Two Fiscal Years
----                      -------------------             -------------------------
Kurt Zyla                 Managing Director               Division Manager

Todd Rose                 Vice President, Senior          Portfolio Management, Index Fund
                          Portfolio Manager               Management

Denise Krisko             Managing Director and CIO       Head of Index Management


Item 27.    Principal Underwriters

(a) The Trust's distributor, ALPS Distributors, Inc. (the "Distributor"), acts as distributor for the Registrant and the following investment companies:
Accessor Funds, AARP Funds, Agile Funds, Ameristock Mutual Funds, Inc., DIAMONDS Trust, Drake Funds, Financial Investors Trust, Financial Investors Variable Insurance Trust, First Funds, Firsthand Funds, Forward Emerald Funds, Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone, Nasdaq 100 Trust, PowerShares Exchange-Traded Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, and Westcore Trust.

(b) To the best of Registrant's knowledge, the directors and executive officers of the Distributor are as follows:


Name                       Position(s) and Office(s) with the Distributor
----                       ----------------------------------------------
Edmund J. Burke            President

Thomas Carter              Managing Director - Sales and Finance; Treasurer

Jeremy O. May              Managing Director - Operations and Client Service; Secretary

Diana Adams                Vice President, Controller

Tane Tyler                 Chief Legal Officer, Assistant Secretary

Brad Swenson               Chief Compliance Officer

The business address of each of the Distributor's directors or officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c) Not applicable.

Item 28.    Location of Accounts and Records

(a) The Registrant maintains accounts, books and other documents required by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at its offices at 48 Wall Street, 11th Floor, New York, NY 10005.

(b) WisdomTree Asset Management Inc. maintains all Records relating to its services as investment adviser to the Registrant at 48 Wall Street, 11th Floor, New York, NY 10005.

(c) BNY Investment Advisors maintains all Records relating to its services as sub-adviser to the Registrant at 1633 Broadway, 13th Floor, New York, NY 10019.

(d) ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(e) The Bank of New York maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286.

Item 29.    Management Services

Not applicable.

Item 30.    Undertakings

The Registrant undertakes to file an amendment to this registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 4th day of January, 2008.



                                               WISDOMTREE TRUST
                                               (Registrant)


                                               By: /s/ Jonathan Steinberg
                                                   --------------------------
                                               (Jonathan Steinberg, President)


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                            Title(s)                        Date
----------                            --------                        ----
/s/ Jonathan Steinberg       President (Principal Executive           January 4, 2008
----------------------       Officer) and Trustee
Jonathan Steinberg


/s/ Bruce Lavine*            Interim Treasurer and Interim            January 4, 2008
-----------------            Secretary (Principal Financial
Bruce Lavine                 and Accounting Officer)

/s/ Gregory Barton*          Trustee                                  January 4, 2008
-------------------
Gregory Barton

/s/ Toni Massaro*            Trustee                                  January 4, 2008
-----------------
Toni Massaro

/s/ Victor Ugolyn*           Trustee                                  January 4, 2008
------------------
Victor Ugolyn



*By: /s/ Jonathan Steinberg
Jonathan Steinberg
(Attorney-in-Fact)